UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01743
The Alger Funds II
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
April 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Spectra Fund
Class A / SPECX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class A / SPECX)	$75	1.52%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Spectra Fund Class A returned -1.18%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and Microsoft Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class A	12.49%	11.61%	11.73%
Alger Spectra Fund Class A—excluding sales load	18.74%	12.82%	12.34%
Russell 3000 Growth Index	14.07%	16.71%	14.72%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$3,181,771,879
Total number of portfolio holdings[1]	69
Portfolio turnover rate	25.53%
Long portfolio exposure	108.6%
Short portfolio exposure	(8.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Excludes Money Market Funds and securities sold short.
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	15.5%
Consumer Staples	0.1%
Energy	0.4%
Exchange Traded Fund	0.1%
Financials	4.0%
Health Care	4.6%
Industrials	8.5%
Information Technology	47.8%
Market Indices	(2.7)%
Materials	0.4%
Real Estate	0.9%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets. Includes securities sold short.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Spectra Fund
Alger Spectra Fund
Class C / ASPCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class C / ASPCX)	$113	2.29%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Spectra Fund Class C returned -1.55%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and Microsoft Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class C	16.92%	11.96%	11.65%
Alger Spectra Fund Class C—excluding contingent deferred sales charges	17.92%	11.96%	11.65%
Russell 3000 Growth Index	14.07%	16.71%	14.72%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$3,181,771,879
Total number of portfolio holdings[1]	69
Portfolio turnover rate	25.53%
Long portfolio exposure	108.6%
Short portfolio exposure	(8.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Excludes Money Market Funds and securities sold short.
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	15.5%
Consumer Staples	0.1%
Energy	0.4%
Exchange Traded Fund	0.1%
Financials	4.0%
Health Care	4.6%
Industrials	8.5%
Information Technology	47.8%
Market Indices	(2.7)%
Materials	0.4%
Real Estate	0.9%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets. Includes securities sold short.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Spectra Fund
Alger Spectra Fund
Class I / ASPIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class I / ASPIX)	$75	1.52%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Spectra Fund Class I returned -1.16% for the fiscal six-month period ended April 30, 2025, compared to the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and Microsoft Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class I	18.79%	12.82%	12.35%
Russell 3000 Growth Index	14.07%	16.71%	14.72%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$3,181,771,879
Total number of portfolio holdings[1]	69
Portfolio turnover rate	25.53%
Long portfolio exposure	108.6%
Short portfolio exposure	(8.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Excludes Money Market Funds and securities sold short.
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	15.5%
Consumer Staples	0.1%
Energy	0.4%
Exchange Traded Fund	0.1%
Financials	4.0%
Health Care	4.6%
Industrials	8.5%
Information Technology	47.8%
Market Indices	(2.7)%
Materials	0.4%
Real Estate	0.9%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets. Includes securities sold short.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Spectra Fund
Alger Spectra Fund
Class Y / ASPYX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Y / ASPYX)	$55	1.12%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Spectra Fund Class Y returned -0.95% for the fiscal six-month period ended April 30, 2025, compared to the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and Microsoft Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 12/3/18
Alger Spectra Fund Class Y	19.24%	13.25%	13.26%
Russell 3000 Growth Index	14.07%	16.71%	15.98%
S&P 500 Index	12.10%	15.61%	13.23%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$3,181,771,879
Total number of portfolio holdings[1]	69
Portfolio turnover rate	25.53%
Long portfolio exposure	108.6%
Short portfolio exposure	(8.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Excludes Money Market Funds and securities sold short.
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	15.5%
Consumer Staples	0.1%
Energy	0.4%
Exchange Traded Fund	0.1%
Financials	4.0%
Health Care	4.6%
Industrials	8.5%
Information Technology	47.8%
Market Indices	(2.7)%
Materials	0.4%
Real Estate	0.9%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets. Includes securities sold short.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Spectra Fund
Alger Spectra Fund
Class Z / ASPZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Z / ASPZX)	$58	1.18%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Spectra Fund Class Z returned -1.03% for the fiscal six-month period ended April 30, 2025, compared to the -1.82% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Communication Services and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Netflix, Inc., Astera Labs, Inc., Spotify Technology SA, and GFL Environmental Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Consumer Discretionary and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Meta Platforms Inc, Taiwan Semiconductor Manufacturing Co., Ltd., and Microsoft Corporation were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class Z	19.14%	13.18%	12.70%
Russell 3000 Growth Index	14.07%	16.71%	14.72%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$3,181,771,879
Total number of portfolio holdings[1]	69
Portfolio turnover rate	25.53%
Long portfolio exposure	108.6%
Short portfolio exposure	(8.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Excludes Money Market Funds and securities sold short.
Sector Allocation †
Communication Services	17.2%
Consumer Discretionary	15.5%
Consumer Staples	0.1%
Energy	0.4%
Exchange Traded Fund	0.1%
Financials	4.0%
Health Care	4.6%
Industrials	8.5%
Information Technology	47.8%
Market Indices	(2.7)%
Materials	0.4%
Real Estate	0.9%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets. Includes securities sold short.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Spectra Fund
Alger Dynamic Opportunities Fund
Class A / SPEDX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class A / SPEDX)	$99	1.98%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Dynamic Opportunities Fund Class A returned 2.40%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index and the 1.06% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.16% and the average allocation to short positions was -29.49%. The Fund’s average cash allocation, which includes short sale proceeds, was 48.32%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest sector underweight. In aggregate, both long and short positions positively contributed to absolute and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, Netflix, Inc., SB Technology Inc., Aritzia, Inc., Forte Biosciences Inc., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Staples and Financials sectors were the largest detractors from relative performance. Regarding long positions, Ameresco, Inc., Fluence Energy, Inc., PureCycle Technologies Inc, Globant SA, and Reddit, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class A	5.52%	7.07%	7.00%
Alger Dynamic Opportunities Fund Class A—excluding sales load	11.37%	8.22%	7.58%
HFRI Equity Hedge (Total) Index	7.13%	9.84%	5.80%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$196,764,781
Total number of portfolio holdings[1]	114
Portfolio turnover rate	208.40%
Long portfolio exposure	90.2%
Short portfolio exposure	(32.0)%
Net portfolio exposure	58.2%
Other net assets	41.8%
[1]	Excludes Money Market Funds, securities sold short, and derivatives.
Sector Allocation †
Communication Services	10.1%
Consumer Discretionary	3.1%
Consumer Staples	(1.9)%
Energy	0.1%
Exchange Traded Funds	(1.9)%
Financials	4.0%
Health Care	6.1%
Industrials	13.2%
Information Technology	12.3%
Market Indices	(5.3)%
Materials	(0.4)%
Real Estate	3.2%
Utilities	0.9%
Short-Term Investments and Other Net Assets	56.5%
100.0%
†	Based on net assets. Includes securities sold short and derivatives.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Dynamic Opportunities Fund
Alger Dynamic Opportunities Fund
Class C / ADOCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class C / ADOCX)	$138	2.75%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Dynamic Opportunities Fund Class C returned 2.03%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index and the 1.06% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.16% and the average allocation to short positions was -29.49%. The Fund’s average cash allocation, which includes short sale proceeds, was 48.32%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest sector underweight. In aggregate, both long and short positions positively contributed to absolute and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, Netflix, Inc., SB Technology Inc., Aritzia, Inc., Forte Biosciences Inc., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Staples and Financials sectors were the largest detractors from relative performance. Regarding long positions, Ameresco, Inc., Fluence Energy, Inc., PureCycle Technologies Inc, Globant SA, and Reddit, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class C	9.50%	7.40%	6.92%
Alger Dynamic Opportunities Fund Class C—excluding contingent deferred sales charge	10.50%	7.40%	6.92%
HFRI Equity Hedge (Total) Index	7.13%	9.84%	5.80%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$196,764,781
Total number of portfolio holdings[1]	114
Portfolio turnover rate	208.40%
Long portfolio exposure	90.2%
Short portfolio exposure	(32.0)%
Net portfolio exposure	58.2%
Other net assets	41.8%
[1]	Excludes Money Market Funds, securities sold short, and derivatives.
Sector Allocation †
Communication Services	10.1%
Consumer Discretionary	3.1%
Consumer Staples	(1.9)%
Energy	0.1%
Exchange Traded Funds	(1.9)%
Financials	4.0%
Health Care	6.1%
Industrials	13.2%
Information Technology	12.3%
Market Indices	(5.3)%
Materials	(0.4)%
Real Estate	3.2%
Utilities	0.9%
Short-Term Investments and Other Net Assets	56.5%
100.0%
†	Based on net assets. Includes securities sold short and derivatives.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Dynamic Opportunities Fund
Alger Dynamic Opportunities Fund
Class Z / ADOZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class Z / ADOZX)	$83	1.66%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Dynamic Opportunities Fund Class Z returned 2.58% for the fiscal six-month period ended April 30, 2025, compared to the -1.74% return of the S&P 500 Index and the 1.06% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.16% and the average allocation to short positions was -29.49%. The Fund’s average cash allocation, which includes short sale proceeds, was 48.32%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest sector underweight. In aggregate, both long and short positions positively contributed to absolute and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, Netflix, Inc., SB Technology Inc., Aritzia, Inc., Forte Biosciences Inc., and Spotify Technology SA were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Staples and Financials sectors were the largest detractors from relative performance. Regarding long positions, Ameresco, Inc., Fluence Energy, Inc., PureCycle Technologies Inc, Globant SA, and Reddit, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class Z	11.72%	8.53%	7.89%
HFRI Equity Hedge (Total) Index	7.13%	9.84%	5.80%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$196,764,781
Total number of portfolio holdings[1]	114
Portfolio turnover rate	208.40%
Long portfolio exposure	90.2%
Short portfolio exposure	(32.0)%
Net portfolio exposure	58.2%
Other net assets	41.8%
[1]	Excludes Money Market Funds, securities sold short, and derivatives.
Sector Allocation †
Communication Services	10.1%
Consumer Discretionary	3.1%
Consumer Staples	(1.9)%
Energy	0.1%
Exchange Traded Funds	(1.9)%
Financials	4.0%
Health Care	6.1%
Industrials	13.2%
Information Technology	12.3%
Market Indices	(5.3)%
Materials	(0.4)%
Real Estate	3.2%
Utilities	0.9%
Short-Term Investments and Other Net Assets	56.5%
100.0%
†	Based on net assets. Includes securities sold short and derivatives.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Dynamic Opportunities Fund
Alger Emerging Markets Fund
Class A / AAEMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class A / AAEMX)	$76	1.55%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Emerging Markets Fund Class A returned -1.66%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the 0.56% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Tencent Holdings Ltd, Weichai Power Co., Ltd. Class H, Greek Organisation of Football Prognostics SA, Arca Continental SAB de CV, and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., Meituan, JSW Energy Limited, E Ink Holdings Inc, and Capitec Bank Holdings Limited were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several EM central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
India’s Pro-Consumption Fiscal Policy	Positive	India's February 2025 Union Budget delivered personal income tax reductions and maintained near-record infrastructure spending, supporting domestic consumption and reinforcing growth momentum in India's equity market.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class A	(1.75)%	3.14%	1.78%
Alger Emerging Markets Fund Class A—excluding sales load	3.69%	4.26%	2.33%
MSCI Emerging Markets Index	9.60%	6.78%	3.48%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$16,046,976
Total number of portfolio holdings[1]	39
Portfolio turnover rate	26.41%
[1]	Excludes Money Market Funds.
Country Allocation †
Argentina	1.4%
Brazil	7.2%
China	25.7%
Greece	6.8%
Hungary	2.7%
India	17.4%
Indonesia	2.0%
Mexico	2.8%
Philippines	1.9%
Saudi Arabia	1.6%
South Africa	1.5%
South Korea	5.7%
Taiwan	13.8%
Turkey	0.8%
United Arab Emirates	2.3%
United Kingdom	2.7%
United States	2.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Emerging Markets Fund
Alger Emerging Markets Fund
Class C / ACEMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class C / ACEMX)	$113	2.30%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Emerging Markets Fund Class C returned -2.06%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the 0.56% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Tencent Holdings Ltd, Weichai Power Co., Ltd. Class H, Greek Organisation of Football Prognostics SA, Arca Continental SAB de CV, and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., Meituan, JSW Energy Limited, E Ink Holdings Inc, and Capitec Bank Holdings Limited were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several EM central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
India’s Pro-Consumption Fiscal Policy	Positive	India's February 2025 Union Budget delivered personal income tax reductions and maintained near-record infrastructure spending, supporting domestic consumption and reinforcing growth momentum in India's equity market.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class C	1.88%	3.46%	1.71%
Alger Emerging Markets Fund Class C—excluding contingent deferred sales charges	2.88%	3.46%	1.71%
MSCI Emerging Markets Index	9.60%	6.78%	3.48%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$16,046,976
Total number of portfolio holdings[1]	39
Portfolio turnover rate	26.41%
[1]	Excludes Money Market Funds.
Country Allocation †
Argentina	1.4%
Brazil	7.2%
China	25.7%
Greece	6.8%
Hungary	2.7%
India	17.4%
Indonesia	2.0%
Mexico	2.8%
Philippines	1.9%
Saudi Arabia	1.6%
South Africa	1.5%
South Korea	5.7%
Taiwan	13.8%
Turkey	0.8%
United Arab Emirates	2.3%
United Kingdom	2.7%
United States	2.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Emerging Markets Fund
Alger Emerging Markets Fund
Class I / AIEMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class I / AIEMX)	$71	1.45%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Emerging Markets Fund Class I returned -1.63% for the fiscal six-month period ended April 30, 2025, compared to the 0.56% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Tencent Holdings Ltd, Weichai Power Co., Ltd. Class H, Greek Organisation of Football Prognostics SA, Arca Continental SAB de CV, and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., Meituan, JSW Energy Limited, E Ink Holdings Inc, and Capitec Bank Holdings Limited were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several EM central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
India’s Pro-Consumption Fiscal Policy	Positive	India's February 2025 Union Budget delivered personal income tax reductions and maintained near-record infrastructure spending, supporting domestic consumption and reinforcing growth momentum in India's equity market.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class I	3.77%	4.35%	2.39%
MSCI Emerging Markets Index	9.60%	6.78%	3.48%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$16,046,976
Total number of portfolio holdings[1]	39
Portfolio turnover rate	26.41%
[1]	Excludes Money Market Funds.
Country Allocation †
Argentina	1.4%
Brazil	7.2%
China	25.7%
Greece	6.8%
Hungary	2.7%
India	17.4%
Indonesia	2.0%
Mexico	2.8%
Philippines	1.9%
Saudi Arabia	1.6%
South Africa	1.5%
South Korea	5.7%
Taiwan	13.8%
Turkey	0.8%
United Arab Emirates	2.3%
United Kingdom	2.7%
United States	2.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Emerging Markets Fund
Alger Emerging Markets Fund
Class Z / AZEMX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class Z / AZEMX)	$49	0.99%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Emerging Markets Fund Class Z returned -1.34% for the fiscal six-month period ended April 30, 2025, compared to the 0.56% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, Tencent Holdings Ltd, Weichai Power Co., Ltd. Class H, Greek Organisation of Football Prognostics SA, Arca Continental SAB de CV, and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Utilities and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., Meituan, JSW Energy Limited, E Ink Holdings Inc, and Capitec Bank Holdings Limited were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several EM central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
India’s Pro-Consumption Fiscal Policy	Positive	India's February 2025 Union Budget delivered personal income tax reductions and maintained near-record infrastructure spending, supporting domestic consumption and reinforcing growth momentum in India's equity market.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class Z	4.29%	4.84%	2.83%
MSCI Emerging Markets Index	9.60%	6.78%	3.48%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$16,046,976
Total number of portfolio holdings[1]	39
Portfolio turnover rate	26.41%
[1]	Excludes Money Market Funds.
Country Allocation †
Argentina	1.4%
Brazil	7.2%
China	25.7%
Greece	6.8%
Hungary	2.7%
India	17.4%
Indonesia	2.0%
Mexico	2.8%
Philippines	1.9%
Saudi Arabia	1.6%
South Africa	1.5%
South Korea	5.7%
Taiwan	13.8%
Turkey	0.8%
United Arab Emirates	2.3%
United Kingdom	2.7%
United States	2.6%
Short-Term Investments and Net Other Assets	1.1%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Emerging Markets Fund
Alger Responsible Investing Fund
Class A / SPEGX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class A / SPEGX)	$53	1.10%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Responsible Investing Fund Class A returned -5.86%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Visa Inc., Spotify Technology SA, MercadoLibre, Inc., and GE Vernova Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Adobe Inc., Vaxcyte, Inc., and UnitedHealth Group Incorporated were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class A	2.04%	11.55%	11.29%
Alger Responsible Investing Fund Class A—excluding sales load	7.72%	12.77%	11.89%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$77,877,880
Total number of portfolio holdings[1]	57
Portfolio turnover rate	4.50%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	10.6%
Consumer Discretionary	13.4%
Consumer Staples	1.0%
Financials	8.3%
Health Care	5.8%
Industrials	6.6%
Information Technology	50.3%
Materials	1.2%
Real Estate	1.6%
Utilities	1.4%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Responsible Investing Fund
Alger Responsible Investing Fund
Class C / AGFCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class C / AGFCX)	$97	2.02%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Responsible Investing Fund Class C returned -6.31%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Visa Inc., Spotify Technology SA, MercadoLibre, Inc., and GE Vernova Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Adobe Inc., Vaxcyte, Inc., and UnitedHealth Group Incorporated were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class C	5.69%	11.88%	11.20%
Alger Responsible Investing Fund Class C—excluding contingent deferred sales charges	6.69%	11.88%	11.20%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$77,877,880
Total number of portfolio holdings[1]	57
Portfolio turnover rate	4.50%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	10.6%
Consumer Discretionary	13.4%
Consumer Staples	1.0%
Financials	8.3%
Health Care	5.8%
Industrials	6.6%
Information Technology	50.3%
Materials	1.2%
Real Estate	1.6%
Utilities	1.4%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Responsible Investing Fund
Alger Responsible Investing Fund
Class I / AGIFX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class I / AGIFX)	$53	1.10%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Responsible Investing Fund Class I returned -5.82% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Visa Inc., Spotify Technology SA, MercadoLibre, Inc., and GE Vernova Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Adobe Inc., Vaxcyte, Inc., and UnitedHealth Group Incorporated were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class I	7.74%	12.79%	11.90%
Russell 1000 Growth Index	14.53%	17.23%	15.27%
S&P 500 Index	12.10%	15.61%	12.32%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$77,877,880
Total number of portfolio holdings[1]	57
Portfolio turnover rate	4.50%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	10.6%
Consumer Discretionary	13.4%
Consumer Staples	1.0%
Financials	8.3%
Health Care	5.8%
Industrials	6.6%
Information Technology	50.3%
Materials	1.2%
Real Estate	1.6%
Utilities	1.4%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Responsible Investing Fund
Alger Responsible Investing Fund
Class Z / ALGZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class Z / ALGZX)	$44	0.92%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Responsible Investing Fund Class Z returned -5.74% for the fiscal six-month period ended April 30, 2025, compared to the -1.57% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Communication Services and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Netflix, Inc., Visa Inc., Spotify Technology SA, MercadoLibre, Inc., and GE Vernova Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, NVIDIA Corp., Apple Inc., Adobe Inc., Vaxcyte, Inc., and UnitedHealth Group Incorporated were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
AI-Driven Capital Expenditure Wave	Positive	Major U.S. technology firms announced plans exceeding $300 billion in 2025 capital expenditures—primarily targeting AI-related data centers and infrastructure—indicating a durable investment cycle that reinforced growth expectations.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports.
Rising Economic Uncertainty	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed semi-annual periods for the life of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Responsible Investing Fund Class Z	7.93%	13.15%	14.54%
Russell 1000 Growth Index	14.53%	17.23%	17.37%
S&P 500 Index	12.10%	15.61%	13.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$77,877,880
Total number of portfolio holdings[1]	57
Portfolio turnover rate	4.50%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	10.6%
Consumer Discretionary	13.4%
Consumer Staples	1.0%
Financials	8.3%
Health Care	5.8%
Industrials	6.6%
Information Technology	50.3%
Materials	1.2%
Real Estate	1.6%
Utilities	1.4%
Short-Term Investments and Other Net Assets	(0.2)%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Responsible Investing Fund

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER FUNDS II
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
April 30, 2025 (UNAUDITED)

Table of Contents

THE ALGER FUNDS II

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—105.7%
AEROSPACE & DEFENSE—2.2%
HEICO Corp., Cl. A	343,395	$ 68,998,357
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
LVMH Moët Hennessy Louis Vuitton SE	26,928	14,916,207
APPAREL RETAIL—0.6%
Burlington Stores, Inc.*	79,619	17,917,460
APPLICATION SOFTWARE—5.5%
AppLovin Corp., Cl. A+,*	489,252	131,760,456
Cadence Design Systems, Inc.*	87,426	26,030,217
Fair Isaac Corp.*	5,785	11,510,299
Palantir Technologies, Inc., Cl. A*	37,492	4,440,553

		173,741,525
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Blackstone, Inc.	72,902	9,601,922
AUTOMOBILE MANUFACTURERS—3.4%
Ferrari NV	43,068	19,887,941
Tesla, Inc.+,*	309,982	87,464,521

		107,352,462
AUTOMOTIVE RETAIL—0.2%
Carvana Co.*	20,755	5,071,484
BIOTECHNOLOGY—1.8%
AbbVie, Inc.	20,911	4,079,736
Natera, Inc.*	349,646	52,772,071

		56,851,807
BROADLINE RETAIL—9.8%
Amazon.com, Inc.+,*	1,514,128	279,235,486
MercadoLibre, Inc.*	14,263	33,244,913

		312,480,399
BUILDING PRODUCTS—0.3%
ROCKWOOL A/S, Cl. B	200,000	9,130,035
CASINOS & GAMING—1.1%
DraftKings, Inc., Cl. A*	661,508	22,021,602
Flutter Entertainment PLC*	52,706	12,792,627

		34,814,229
COAL & CONSUMABLE FUELS—0.7%
Cameco Corp.	469,860	21,214,179
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.5%
Wabtec Corp.	90,243	16,671,492
CONSTRUCTION MATERIALS—0.8%
Martin Marietta Materials, Inc.	49,185	25,771,956
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—105.7% (CONT.)
CONSUMER STAPLES MERCHANDISE RETAIL—0.7%
Costco Wholesale Corp.	10,130	$ 10,074,285
Walmart, Inc.	131,557	12,793,918

		22,868,203
DIVERSIFIED SUPPORT SERVICES—0.2%
Cintas Corp.	30,067	6,364,583
ELECTRIC UTILITIES—1.2%
Constellation Energy Corp.	168,228	37,588,864
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Vertiv Holdings Co., Cl. A	675,470	57,671,629
ENVIRONMENTAL & FACILITIES SERVICES—3.2%
GFL Environmental, Inc.+	2,026,331	101,113,917
FINANCIAL EXCHANGES & DATA—1.0%
S&P Global, Inc.	63,334	31,670,167
FOOTWEAR—0.3%
On Holding AG, Cl. A*	226,676	10,905,382
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	112,581	15,906,569
HEALTHCARE EQUIPMENT—2.1%
Glaukos Corp.*	32,744	3,086,122
Intuitive Surgical, Inc.*	123,426	63,663,131

		66,749,253
HEAVY ELECTRICAL EQUIPMENT—0.1%
GE Vernova, Inc.	8,802	3,263,958
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.1%
Talen Energy Corp.*	315,506	67,859,030
INTERACTIVE HOME ENTERTAINMENT—2.0%
Sea Ltd. ADR+,*	474,188	63,564,901
INTERACTIVE MEDIA & SERVICES—10.1%
Alphabet, Inc., Cl. C+	389,405	62,651,371
Meta Platforms, Inc., Cl. A+	438,805	240,903,945
Pinterest, Inc., Cl. A*	714,291	18,085,848

		321,641,164
INTERNET SERVICES & INFRASTRUCTURE—2.1%
Cloudflare, Inc., Cl. A*	277,733	33,544,592
Snowflake, Inc., Cl. A*	204,625	32,635,641

		66,180,233
INVESTMENT BANKING & BROKERAGE—0.8%
Robinhood Markets, Inc., Cl. A*	532,774	26,164,531
LIFE & HEALTH INSURANCE—0.2%
Oscar Health, Inc., Cl. A*	545,739	7,100,064
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—105.7% (CONT.)
MANAGED HEALTHCARE—0.2%
UnitedHealth Group, Inc.	19,666	$ 8,091,379
MOVIES & ENTERTAINMENT—5.3%
Liberty Media Corp. Series C Liberty Formula One*	399,579	35,430,670
Netflix, Inc.+,*	73,159	82,795,503
Spotify Technology SA*	79,904	49,059,458

		167,285,631
PASSENGER AIRLINES—0.4%
Delta Air Lines, Inc.	344,696	14,349,694
PHARMACEUTICALS—0.9%
Eli Lilly & Co.	30,699	27,596,866
RESEARCH & CONSULTING SERVICES—0.5%
Equifax, Inc.	61,460	15,987,590
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.8%
ASML Holding NV ADR	40,537	27,081,959
SEMICONDUCTORS—16.9%
Astera Labs, Inc.*	203,474	13,288,887
Broadcom, Inc.+	377,593	72,675,325
NVIDIA Corp.+	3,497,435	380,940,620
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	416,743	69,466,891

		536,371,723
SYSTEMS SOFTWARE—15.7%
Crowdstrike Holdings, Inc., Cl. A*	52,792	22,640,905
Microsoft Corp.+	1,101,135	435,234,620
Nebius Group NV, Cl. A*	1,460,280	33,192,164
ServiceNow, Inc.*	9,341	8,920,749

		499,988,438
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.+	1,014,119	215,500,288
TRADING COMPANIES & DISTRIBUTORS—0.2%
FTAI Aviation Ltd.	72,851	7,803,071
TRANSACTION & PAYMENT PROCESSING SERVICES—1.9%
Visa, Inc., Cl. A+	175,794	60,736,827
TOTAL COMMON STOCKS (Cost $1,562,610,735)		3,361,939,428
EXCHANGE TRADED FUNDS—0.1%
Alger Concentrated Equity ETF(a),*	99,000	2,308,155
(Cost $2,193,563)		2,308,155
PREFERRED STOCKS—1.7%
APPLICATION SOFTWARE—1.6%
Databricks, Inc., Series J(b),*,@	325,466	30,105,605
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.7% (CONT.)
APPLICATION SOFTWARE—1.6% (CONT.)
SB Technology, Inc., Series E(b),*,@	1,146,050	$ 19,723,521

		49,829,126
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	2,912,012	—
DIVERSIFIED FINANCIAL SERVICES—0.1%
Chime Financial, Inc., Series G(b),*,@	188,583	5,048,367
TOTAL PREFERRED STOCKS (Cost $75,958,569)		54,877,493
REAL ESTATE INVESTMENT TRUST—0.9%
DATA CENTER—0.9%
Equinix, Inc.	33,711	29,016,743
(Cost $27,427,326)		29,016,743
SPECIAL PURPOSE VEHICLE—0.2%
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		4,802,490
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		2,989,305

		7,791,795
TOTAL SPECIAL PURPOSE VEHICLE (Cost $11,925,000)		7,791,795
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	257,611	257,611
(Cost $257,611)		257,611

Total Investments (Cost $1,680,372,804)	108.6%	$3,456,191,225
Affiliated Securities (Cost $27,222,617)		10,099,950
Unaffiliated Securities (Cost $1,653,150,187)		3,446,091,275
Securities Sold Short (Proceeds $288,783,039)	(8.5)%	(270,265,964)
Liabilities in Excess of Other Assets	(0.1)%	(4,153,382)
NET ASSETS	100.0%	$3,181,771,879

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Chime Financial, Inc., Series G	8/24/21	$13,025,390	$5,048,367	0.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	7,350,000	4,802,490	0.1%
Crosslink Ventures C, LLC, Cl. B	12/16/20	4,575,000	2,989,305	0.1%
Databricks, Inc., Series J	12/17/24	30,105,605	30,105,605	1.0%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	—	0.0%
SB Technology, Inc., Series E	10/23/24-12/18/24	19,723,520	19,723,521	0.6%
Total		$87,883,569	$62,669,288	1.9%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(5.4)%
ADVERTISING—(0.1)%
The Interpublic Group of Cos., Inc.	(155,534)	$(3,907,014)
AEROSPACE & DEFENSE—(0.3)%
BWX Technologies, Inc.	(34,045)	(3,714,990)
Lockheed Martin Corp.	(14,894)	(7,115,608)

		(10,830,598)
AIR FREIGHT & LOGISTICS—(0.2)%
CH Robinson Worldwide, Inc.	(35,036)	(3,125,912)
United Parcel Service, Inc., Cl. B	(29,559)	(2,816,973)

		(5,942,885)
APPLICATION SOFTWARE—(0.9)%
Clear Secure, Inc., Cl. A	(196,000)	(4,837,280)
Intuit, Inc.	(9,328)	(5,853,040)
Salesforce, Inc.	(11,410)	(3,065,981)
SAP SE	(16,086)	(4,700,168)
Tyler Technologies, Inc.*	(10,106)	(5,490,590)
Unity Software, Inc.*	(115,144)	(2,426,084)

		(26,373,143)
AUTOMOBILE MANUFACTURERS—(0.1)%
General Motors Co.	(94,581)	(4,278,844)
BUILDING PRODUCTS—(0.2)%
A O Smith Corp.	(40,971)	(2,780,292)
Advanced Drainage Systems, Inc.	(21,000)	(2,383,290)

		(5,163,582)
CARGO GROUND TRANSPORTATION—(0.1)%
Ryder System, Inc.	(33,682)	(4,637,001)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—(0.1)%
Blue Bird Corp.*	(57,335)	(1,999,271)
CONSUMER STAPLES MERCHANDISE RETAIL—(0.2)%
Dollar General Corp.	(72,911)	(6,831,032)
DIVERSIFIED BANKS—(0.2)%
Bank of America Corp.	(159,279)	(6,352,047)
ELECTRONIC MANUFACTURING SERVICES—(0.2)%
IPG Photonics Corp.*	(79,924)	(4,786,648)
ENVIRONMENTAL & FACILITIES SERVICES—(0.1)%
Tetra Tech, Inc.	(120,870)	(3,769,935)
HEALTHCARE FACILITIES—(0.1)%
Universal Health Services, Inc., Cl.B	(15,211)	(2,693,412)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(5.4)% (CONT.)
HEALTHCARE SUPPLIES—(0.2)%
Align Technology, Inc.*	(9,451)	$(1,637,858)
DENTSPLY SIRONA, Inc.	(323,335)	(4,494,357)

		(6,132,215)
HOTELS RESORTS & CRUISE LINES—(0.1)%
Airbnb, Inc., Cl. A*	(11,889)	(1,449,507)
Hilton Worldwide Holdings, Inc.	(19,606)	(4,420,761)

		(5,870,268)
HOUSEHOLD PRODUCTS—(0.1)%
The Procter & Gamble Co.	(29,000)	(4,714,530)
INTEGRATED OIL & GAS—(0.1)%
Occidental Petroleum Corp.	(48,244)	(1,901,296)
LIFE SCIENCES TOOLS & SERVICES—(0.4)%
Agilent Technologies, Inc.	(40,988)	(4,410,309)
Bruker Corp.	(51,000)	(2,043,060)
Medpace Holdings, Inc.*	(18,899)	(5,828,263)

		(12,281,632)
MANAGED HEALTHCARE—(0.3)%
Centene Corp.*	(139,964)	(8,376,845)
METAL, GLASS & PLASTIC CONTAINERS—(0.2)%
AptarGroup, Inc.	(23,876)	(3,580,206)
Ball Corp.	(78,991)	(4,102,793)

		(7,682,999)
OIL & GAS REFINING & MARKETING—0.0%
Phillips 66	(15,345)	(1,596,801)
PACKAGED FOODS & MEATS—(0.1)%
WK Kellogg Co.	(243,882)	(4,372,804)
PERSONAL CARE PRODUCTS—(0.1)%
Estee Lauder Cos., Inc./The, Cl.A	(47,650)	(2,857,094)
SEMICONDUCTOR MATERIALS & EQUIPMENT—(0.1)%
Entegris, Inc.	(25,461)	(2,014,474)
SEMICONDUCTORS—(0.2)%
Advanced Micro Devices, Inc.*	(73,413)	(7,146,756)
Intel Corp.	(14,414)	(289,721)

		(7,436,477)
SPECIALTY CHEMICALS—(0.2)%
International Flavors & Fragrances, Inc.	(63,888)	(5,012,652)
SYSTEMS SOFTWARE—(0.3)%
Fortinet, Inc.*	(27,202)	(2,822,480)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(5.4)% (CONT.)
SYSTEMS SOFTWARE—(0.3)% (CONT.)
Teradata Corp.*	(223,339)	$(4,801,789)

		(7,624,269)
TECHNOLOGY DISTRIBUTORS—(0.1)%
Insight Enterprises, Inc.*	(22,112)	(3,057,647)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.1)%
NetApp, Inc.	(33,333)	(2,991,637)
TOTAL COMMON STOCKS (Proceeds $188,906,238)		$(171,489,052)

EXCHANGE TRADED FUNDS—(3.1)%
MARKET INDICES—(2.7)%
SPDR S&P 500 ETF Trust	(92,798)	(51,460,203)
Invesco QQQ Trust Series 1	(10,188)	(4,844,088)
Direxion NASDAQ-100 Equal Weighted Index Shares	(226,281)	(19,842,581)
iShares MSCI India ETF	(193,135)	(10,346,242)

		(86,493,114)
ENERGY EQUIPMENT & SERVICES—(0.2)%
Energy Select Sector SPDR Fund	(63,078)	(5,077,779)
SYSTEMS SOFTWARE—(0.2)%
iShares Expanded Tech-Software Sector ETF*	(75,008)	(7,206,019)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $99,876,801)		$(98,776,912)
Total Securities Sold Short (Proceeds $288,783,039)		$(270,265,964)

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—72.4%
ADVERTISING—0.2%
The Trade Desk, Inc., Cl. A*	7,438	$ 398,900
AEROSPACE & DEFENSE—7.3%
AAR Corp.*	6,253	334,285
Cadre Holdings, Inc.	9,802	285,728
HEICO Corp.+	17,366	4,354,698
HEICO Corp., Cl. A	4,575	919,255
Kratos Defense & Security Solutions, Inc.+,*	15,842	535,222
Loar Holdings, Inc.*	7,365	696,582
StandardAero, Inc.*	572	15,456
TransDigm Group, Inc.+	5,099	7,205,244

		14,346,470
APPLICATION SOFTWARE—3.9%
Agilysys, Inc.*	3,649	271,303
AppLovin Corp., Cl. A+,*	10,656	2,869,767
HubSpot, Inc.*	2,079	1,271,309
nCino, Inc.*	6,001	139,223
Palantir Technologies, Inc., Cl. A*	2,231	264,240
PROS Holdings, Inc.*	17,766	303,443
SPS Commerce, Inc.+,*	15,182	2,178,769
Vertex, Inc., Cl. A+,*	7,882	315,516

		7,613,570
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
Hamilton Lane, Inc., Cl. A+	13,231	2,044,057
StepStone Group, Inc., Cl. A+	48,153	2,408,132

		4,452,189
BIOTECHNOLOGY—4.4%
ACADIA Pharmaceuticals, Inc.+,*	150,315	2,194,599
BioMarin Pharmaceutical, Inc.+,*	13,964	889,367
Forte Biosciences, Inc.*	32,447	236,863
Natera, Inc.+,*	30,592	4,617,251
Ultragenyx Pharmaceutical, Inc.*	13,432	523,579
Vertex Pharmaceuticals, Inc.*	246	125,337

		8,586,996
BROADLINE RETAIL—4.6%
Amazon.com, Inc.+,*	38,607	7,119,903
MercadoLibre, Inc.+,*	382	890,385
Ollie's Bargain Outlet Holdings, Inc.+,*	10,045	1,065,875

		9,076,163
CARGO GROUND TRANSPORTATION—0.6%
RXO, Inc.*	58,829	828,900
XPO, Inc.*	3,665	388,930

		1,217,830
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—72.4% (CONT.)
CONSTRUCTION & ENGINEERING—0.2%
Sterling Infrastructure, Inc.*	2,699	$ 403,312
CONSUMER FINANCE—1.5%
Upstart Holdings, Inc.+,*	59,813	2,859,061
DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	3,903	954,752
DIVERSIFIED SUPPORT SERVICES—0.4%
VSE Corp.	6,923	792,822
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Enovix Corp.*	123,950	830,465
Vertiv Holdings Co., Cl. A+	5,803	495,460

		1,325,925
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
Itron, Inc.*	8,344	928,604
Novanta, Inc.*	897	106,617

		1,035,221
ENVIRONMENTAL & FACILITIES SERVICES—2.6%
Casella Waste Systems, Inc., Cl. A+,*	15,294	1,796,280
GFL Environmental, Inc.	24,376	1,216,363
Montrose Environmental Group, Inc.+,*	11,365	166,270
Waste Connections, Inc.+	9,983	1,972,940

		5,151,853
FINANCIAL EXCHANGES & DATA—1.0%
Cboe Global Markets, Inc.	2,891	641,224
CME Group, Inc., Cl. A	2,398	664,438
MarketAxess Holdings, Inc.	3,145	696,900

		2,002,562
HEALTHCARE DISTRIBUTORS—1.2%
Cencora, Inc.	4,198	1,228,629
McKesson Corp.+	1,719	1,225,286

		2,453,915
HEALTHCARE EQUIPMENT—2.3%
Artivion, Inc.*	7,643	181,063
Boston Scientific Corp.*	11,824	1,216,335
Glaukos Corp.*	12,998	1,225,061
Impulse Dynamics PLC, Series A(a),*,@	3,485,265	125,470
Inmode, Ltd.*	18,580	261,978
Inspire Medical Systems, Inc.+,*	1,109	175,643
Insulet Corp.+,*	848	213,942
Intuitive Surgical, Inc.*	1,916	988,273
Tandem Diabetes Care, Inc.*	11,621	195,814

		4,583,579
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—72.4% (CONT.)
HEALTHCARE FACILITIES—1.1%
Tenet Healthcare Corp.*	15,346	$ 2,193,711
HEALTHCARE SERVICES—0.1%
NeoGenomics, Inc.*	22,084	141,227
HEALTHCARE SUPPLIES—0.2%
Neogen Corp.*	69,425	350,596
HEALTHCARE TECHNOLOGY—0.1%
Waystar Holding Corp.*	5,331	198,153
HEAVY ELECTRICAL EQUIPMENT—1.9%
GE Vernova, Inc.+	9,872	3,660,735
HOTELS RESORTS & CRUISE LINES—0.1%
Trip.com Group Ltd. ADR	4,041	238,379
HOUSEHOLD APPLIANCES—0.6%
SharkNinja, Inc.*	14,983	1,206,132
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.4%
First Advantage Corp.*	12,864	181,382
Paylocity Holding Corp.+,*	13,250	2,545,325

		2,726,707
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.9%
Talen Energy Corp.+,*	8,457	1,818,932
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
AT&T, Inc.	43,878	1,215,421
INTERACTIVE HOME ENTERTAINMENT—3.6%
Sea Ltd. ADR*	38,097	5,106,903
Take-Two Interactive Software, Inc.*	8,198	1,912,757

		7,019,660
INTERACTIVE MEDIA & SERVICES—1.6%
Meta Platforms, Inc., Cl. A+	5,729	3,145,221
INTERNET SERVICES & INFRASTRUCTURE—1.8%
Cloudflare, Inc., Cl. A*	6,217	750,889
Snowflake, Inc., Cl. A*	7,738	1,234,134
Wix.com Ltd.*	9,028	1,531,058

		3,516,081
INVESTMENT BANKING & BROKERAGE—0.0%
Piper Sandler Cos.	205	49,430
LEISURE FACILITIES—0.6%
Life Time Group Holdings, Inc.*	19,727	604,830
Planet Fitness, Inc., Cl. A+,*	5,414	512,110

		1,116,940
MANAGED HEALTHCARE—1.2%
Progyny, Inc.+,*	81,313	1,857,189
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—72.4% (CONT.)
MANAGED HEALTHCARE—1.2% (CONT.)
UnitedHealth Group, Inc.	1,264	$ 520,060

		2,377,249
MOVIES & ENTERTAINMENT—5.7%
Netflix, Inc.+,*	6,090	6,892,175
Spotify Technology SA+,*	7,006	4,301,544

		11,193,719
OIL & GAS EQUIPMENT & SERVICES—0.1%
Core Laboratories, Inc.+	17,682	201,044
PASSENGER AIRLINES—0.1%
Delta Air Lines, Inc.	6,505	270,803
PROPERTY & CASUALTY INSURANCE—0.8%
Palomar Holdings, Inc.*	10,243	1,485,440
REAL ESTATE SERVICES—2.4%
FirstService Corp.+	26,692	4,685,247
RESTAURANTS—1.8%
Kura Sushi USA, Inc., Cl. A*	14,941	879,726
Shake Shack, Inc., Cl. A*	9,870	865,994
The Cheesecake Factory, Inc.	18,247	919,101
Wingstop, Inc.	3,237	854,212

		3,519,033
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.8%
ASML Holding NV ADR	1,354	904,580
Onto Innovation, Inc.*	6,330	772,070

		1,676,650
SEMICONDUCTORS—4.0%
ARM Holdings PLC ADR*	7,033	802,114
Broadcom, Inc.+	3,183	612,632
Impinj, Inc.*	9,697	893,384
NVIDIA Corp.+	38,678	4,212,808
Rambus, Inc.*	5,915	288,593
Semtech Corp.*	16,464	514,500
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,587	597,917

		7,921,948
SYSTEMS SOFTWARE—6.2%
Crowdstrike Holdings, Inc., Cl. A*	5,924	2,540,626
Gitlab, Inc., Cl. A*	19,837	925,793
Microsoft Corp.+	15,630	6,177,914
Monday.com Ltd.*	4,598	1,291,992
Nebius Group NV, Cl. A+,*	30,672	697,174
ServiceNow, Inc.*	645	615,981

		12,249,480
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—72.4% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—0.5%
SiteOne Landscape Supply, Inc.+,*	4,673	$ 536,507
Transcat, Inc.*	3,181	252,349
Xometry, Inc., Cl. A*	11,056	283,476

		1,072,332
TOTAL COMMON STOCKS (Cost $115,211,595)		142,505,390
PREFERRED STOCKS—1.4%
APPLICATION SOFTWARE—1.0%
SB Technology, Inc., Series E(a),*,@	114,903	1,977,481
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	41,418	—
HEALTHCARE EQUIPMENT—0.4%
Impulse Dynamics PLC, Series F-3(a),*,@	13,695,990	780,671
TOTAL PREFERRED STOCKS (Cost $2,880,391)		2,758,152
REAL ESTATE INVESTMENT TRUST—1.1%
INDUSTRIAL—0.5%
Rexford Industrial Realty, Inc.	28,140	931,434
TELECOM TOWER—0.6%
Crown Castle, Inc.	11,337	1,199,001
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $2,043,032)		2,130,435
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	126,108	—
(Cost $67,638)		—
SPECIAL PURPOSE VEHICLE—0.5%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		604,395
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		359,370

		963,765
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,475,000)		963,765
SHORT-TERM SECURITIES—14.3%
MONEY MARKET FUNDS—6.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)	13,237,694	13,237,694
(Cost $13,237,694)		13,237,694
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—14.3% (CONT.)
U.S. TREASURY OBLIGATIONS—7.6%
United States Treasury Bill, 0.00%, 5/27/25	15,000,000	$ 14,954,283
(Cost $14,954,283)		14,954,283
TOTAL SHORT-TERM SECURITIES (Cost $28,191,977)		28,191,977

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PURCHASED PUT OPTIONS—0.5%
EXCHANGE-TRADED OPTIONS PURCHASED—0.5%
Trump Media & Technology Group Corp., 6/20/2025, $50.00	$ 39,264	Bank of America	16	$ 40,720
Trump Media & Technology Group Corp., 12/19/2025, $50.00	105,522	Bank of America	61	159,210
Invesco QQQ Trust Series 1, 6/20/2025, $470.00	23,345,577	BNP Paribas	491	676,598

				876,528
TOTAL PURCHASED PUT OPTIONS (Cost $1,130,453)				876,528

Total Investments (Cost $151,000,086)			90.2%	$177,426,247
Affiliated Securities (Cost $1,475,000)				963,765
Unaffiliated Securities (Cost $149,525,086)				176,462,482
Securities Sold Short (Proceeds $70,919,781)			(32.0)%	(62,897,989)
Other Assets in Excess of Liabilities			41.8%	82,236,523
NET ASSETS			100.0%	$196,764,781

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$925,000	$604,395	0.3%
Crosslink Ventures C, LLC, Cl. B	12/2/20	550,000	359,370	0.2%
Impulse Dynamics PLC, Series A	2/11/22	3,485,265	125,470	0.1%
Impulse Dynamics PLC, Series F-3	6/2/23	716,529	780,671	0.4%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	—	0.0%
SB Technology, Inc., Series E	10/23/24	1,977,481	1,977,481	1.0%
Tolero CDR	2/6/17	67,638	—	0.0%
Total		$7,908,294	$3,847,387	2.0%
Over the counter - Contracts for difference outstanding as of April 30, 2025:

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(14,932)	Goldman Sachs & Co.	Goldman Sachs U.S. Momentum Short Basket	$(199,015)	$—	$(199,015)	$(199,015)
(93,834)	BNP Paribas	SES AI Corp.	52,359	52,359	—	52,359
Total			$(146,656)	$52,359	$(199,015)	$(146,656)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(31.8)%
AEROSPACE & DEFENSE—(0.1)%
Archer Aviation, Inc., Cl.A*	(17,621)	$(146,783)
APPLICATION SOFTWARE—(2.9)%
Adobe, Inc.*	(223)	(83,621)
Aurora Innovation, Inc., Cl. A*	(83,346)	(603,425)
Clear Secure, Inc., Cl. A	(111,689)	(2,756,485)
Datadog, Inc., Cl. A*	(286)	(29,218)
Elastic NV*	(2,410)	(207,742)
Intuit, Inc.	(154)	(96,630)
Klaviyo, Inc., Cl. A*	(2,170)	(66,055)
Procore Technologies, Inc.*	(8,359)	(535,728)
SoundHound AI, Inc., Cl. A*	(33,850)	(314,466)
Tyler Technologies, Inc.*	(1,404)	(762,793)
Unity Software, Inc.*	(19,999)	(421,379)
Workday, Inc., Cl. A*	(187)	(45,815)

		(5,923,357)
AUTOMOBILE MANUFACTURERS—(1.5)%
Fisker, Inc.	(55,316)	—
General Motors Co.	(13,083)	(591,875)
Lucid Group, Inc.*	(431,544)	(1,083,175)
Rivian Automotive, Inc. , Cl. A*	(61,163)	(835,487)
Thor Industries Inc	(7,034)	(509,402)

		(3,019,939)
AUTOMOTIVE PARTS & EQUIPMENT—(0.7)%
Mobileye Global, Inc., Cl. A*	(60,949)	(888,636)
QuantumScape Corp., Cl. A*	(77,745)	(303,983)

		(1,192,619)
BIOTECHNOLOGY—(0.5)%
Amgen, Inc.	(2,575)	(749,119)
Twist Bioscience Corp.*	(3,708)	(142,091)

		(891,210)
BUILDING PRODUCTS—(0.5)%
Masterbrand, Inc.*	(75,088)	(912,319)
CARGO GROUND TRANSPORTATION—(0.3)%
Ryder System, Inc.	(4,750)	(653,932)
CASINOS & GAMING—(0.4)%
Caesars Entertainment, Inc.*	(7,740)	(209,444)
Red Rock Resorts, Inc., Cl. A	(12,819)	(547,371)

		(756,815)
COMMODITY CHEMICALS—(0.4)%
PureCycle Technologies, Inc.*	(130,197)	(873,622)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(31.8)% (CONT.)
CONSTRUCTION & ENGINEERING—(0.2)%
Ameresco, Inc., Cl.A*	(38,620)	$(410,531)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—(0.7)%
Blue Bird Corp.*	(14,970)	(522,004)
Federal Signal Corp.	(10,533)	(857,702)

		(1,379,706)
CONSUMER FINANCE—0.0%
Dave, Inc.*	(883)	(83,726)
ELECTRONIC COMPONENTS—(0.1)%
Belden, Inc.	(2,490)	(256,744)
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.0%
SmartRent, Inc.*	(96,254)	(91,740)
ELECTRONIC MANUFACTURING SERVICES—(1.1)%
IPG Photonics Corp.*	(34,802)	(2,084,292)
HEALTHCARE EQUIPMENT—(0.4)%
GE HealthCare Technologies, Inc.	(5,127)	(360,582)
TransMedics Group, Inc.*	(3,531)	(324,887)

		(685,469)
HEALTHCARE FACILITIES—(0.5)%
Universal Health Services, Inc., Cl.B	(5,652)	(1,000,800)
HEALTHCARE SERVICES—(0.6)%
23andMe Holding Co., Cl. A*	(25,272)	(33,738)
CVS Health Corp.	(17,579)	(1,172,695)
DocGo, Inc.*	(4,671)	(10,416)

		(1,216,849)
HEALTHCARE SUPPLIES—(0.2)%
STAAR Surgical Co.*	(26,513)	(484,127)
HEALTHCARE TECHNOLOGY—(0.1)%
Simulations Plus, Inc.	(3,173)	(108,993)
HOMEFURNISHING RETAIL—(0.3)%
RH*	(3,629)	(667,845)
HOTELS RESORTS & CRUISE LINES—(0.3)%
Hilton Worldwide Holdings, Inc.	(2,393)	(539,574)
Soho House & Co., Inc.*	(4,225)	(25,392)

		(564,966)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.4)%
Symbotic, Inc.*	(34,529)	(745,136)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(31.8)% (CONT.)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.4)% (CONT.)
Velo3D, Inc.*	(11,252)	$(4,782)

		(749,918)
INTERACTIVE MEDIA & SERVICES—(0.4)%
Rumble, Inc.*	(66,872)	(516,252)
Trump Media & Technology Group Corp.*	(6,681)	(163,952)

		(680,204)
IT CONSULTING & OTHER SERVICES—(2.1)%
Accenture PLC, Cl. A	(2,467)	(738,003)
Globant SA*	(6,255)	(735,400)
Grid Dynamics Holdings, Inc.*	(95,079)	(1,346,319)
International Business Machines Corp.	(4,930)	(1,192,173)

		(4,011,895)
LIFE SCIENCES TOOLS & SERVICES—(2.8)%
Charles River Laboratories International, Inc.*	(4,765)	(565,224)
ICON PLC*	(10,324)	(1,563,467)
Illumina, Inc.*	(24,161)	(1,874,894)
Medpace Holdings, Inc.*	(4,390)	(1,353,832)

		(5,357,417)
MARKET INDICES—(7.2)%
iShares China Large-Cap ETF	(101,425)	(3,434,250)
iShares Russell 2000 ETF	(20,606)	(4,015,285)
iShares Russell 2000 Growth ETF	(11,584)	(2,937,123)
KraneShares CSI China Internet ETF	(90,437)	(2,903,028)
Xtrackers Harvest CSI 300 China A-Shares ETF	(34,942)	(902,202)

		(14,191,888)
MOVIES & ENTERTAINMENT—(0.2)%
Sphere Entertainment Co.*	(15,516)	(422,811)
Vivid Seats, Inc., Cl. A*	(13,669)	(38,410)

		(461,221)
OTHER SPECIALTY RETAIL—(1.2)%
Five Below, Inc.*	(15,808)	(1,199,669)
Tractor Supply Co.	(24,333)	(1,231,736)

		(2,431,405)
PACKAGED FOODS & MEATS—(0.4)%
Vital Farms, Inc.*	(22,672)	(776,289)
PASSENGER GROUND TRANSPORTATION—(0.3)%
Lyft, Inc., Cl.A*	(40,280)	(499,472)
PERSONAL CARE PRODUCTS—(0.3)%
elf Beauty, Inc.*	(9,513)	(588,569)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(31.8)% (CONT.)
PROPERTY & CASUALTY INSURANCE—(0.5)%
Lemonade, Inc.*	(31,482)	$(919,904)
REAL ESTATE OPERATING COMPANIES—(0.1)%
Seritage Growth Properties, Cl.A*	(51,728)	(153,115)
REAL ESTATE SERVICES—0.0%
Opendoor Technologies, Inc.*	(59,125)	(44,834)
REGIONAL BANKS—(0.7)%
Atlantic Union Bankshares Corp.	(13,248)	(366,970)
Bank OZK	(6,536)	(278,434)
Eagle Bancorp, Inc.	(35,836)	(643,256)
Primis Financial Corp.	(22,432)	(184,840)

		(1,473,500)
RESTAURANTS—(0.4)%
Cava Group, Inc.*	(7,991)	(738,608)
SEMICONDUCTORS—(0.1)%
indie Semiconductor, Inc., Cl.A*	(139,549)	(277,703)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—(1.2)%
PepsiCo, Inc.	(16,966)	(2,300,250)
SYSTEMS SOFTWARE—0.0%
Oracle Corp	(236)	(33,210)
TRANSACTION & PAYMENT PROCESSING SERVICES—(0.7)%
Block, Inc.*	(13,842)	(809,342)
Fiserv, Inc.*	(3,259)	(601,514)

		(1,410,856)
WIRELESS TELECOMMUNICATION SERVICES—(1.0)%
T-Mobile US, Inc.	(8,025)	(1,981,774)
TOTAL COMMON STOCKS (Proceeds $70,415,643)		$(62,488,416)
REAL ESTATE INVESTMENT TRUST—(0.2)%
DIVERSIFIED REITS—0.0%
Empire State Realty Trust, Inc.	(9,953)	(70,865)
OFFICE REITS—(0.2)%
Easterly Government Properties, Inc.	(14,905)	(300,630)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(0.2)% (CONT.)
OFFICE REITS—(0.2)% (CONT.)
Paramount Group, Inc.	(8,876)	$(38,078)

		(338,708)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $504,138)		$(409,573)
Total Securities Sold Short (Proceeds $70,919,781)		$(62,897,989)

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.9%
ARGENTINA—1.4%
RESTAURANTS—1.4%
Arcos Dorados Holdings, Inc., Cl. A	29,527	$ 225,882
(Cost $378,566)
BRAZIL—7.2%
AEROSPACE & DEFENSE—1.8%
Embraer SA ADR*	6,184	284,093
BROADLINE RETAIL—2.8%
MercadoLibre, Inc.*	196	456,847
DIVERSIFIED BANKS—1.4%
NU Holdings, Ltd., Cl. A*	18,692	232,341
ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Orizon Valorizacao de Residuos SA*	21,669	186,940

TOTAL BRAZIL (Cost $709,068)		1,160,221
CHINA—25.7%
APPAREL ACCESSORIES & LUXURY GOODS—3.7%
ANTA Sports Products, Ltd.	50,322	594,596
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—3.5%
Weichai Power Co., Ltd., Cl. H	284,221	554,487
HOTELS RESORTS & CRUISE LINES—2.5%
Trip.com Group Ltd. ADR	6,694	394,879
INTERACTIVE MEDIA & SERVICES—7.9%
Tencent Holdings, Ltd.	20,805	1,274,326
RESTAURANTS—2.0%
Meituan, Cl. B*	19,565	323,946
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.1%
NAURA Technology Group Co., Ltd., Cl. A	8,120	504,958
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.0%
Xiaomi Corp., Cl. B*	75,040	480,421

TOTAL CHINA (Cost $3,693,127)		4,127,613
GREECE—6.8%
CASINOS & GAMING—2.3%
OPAP SA	16,409	364,595
DIVERSIFIED BANKS—2.2%
National Bank of Greece SA	33,278	353,195
INDUSTRIAL CONGLOMERATES—2.3%
Metlen Energy & Metals SA	7,749	366,739

TOTAL GREECE (Cost $830,258)		1,084,529
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.9% (CONT.)
HUNGARY—2.7%
PHARMACEUTICALS—2.7%
Richter Gedeon Nyrt	14,262	$ 432,547
(Cost $393,996)
INDIA—17.4%
AEROSPACE & DEFENSE—2.8%
Bharat Electronics, Ltd.	120,728	449,051
CONSUMER FINANCE—2.0%
Bajaj Finance, Ltd.	3,167	323,150
DIVERSIFIED BANKS—3.7%
ICICI Bank, Ltd. ADR	17,541	588,676
HEALTHCARE FACILITIES—2.5%
Max Healthcare Institute, Ltd.	30,410	394,547
IT CONSULTING & OTHER SERVICES—2.1%
HCL Technologies, Ltd.	17,941	332,768
MOTORCYCLE MANUFACTURERS—2.0%
TVS Motor Co., Ltd.	10,384	328,151
REAL ESTATE DEVELOPMENT—2.3%
Godrej Properties, Ltd.*	14,302	365,373

TOTAL INDIA (Cost $2,357,562)		2,781,716
INDONESIA—2.0%
DIVERSIFIED BANKS—2.0%
PT Bank Central Asia Tbk	601,187	319,646
(Cost $376,734)
MEXICO—2.8%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.8%
Arca Continental SAB de CV	42,172	444,139
(Cost $471,836)
PHILIPPINES—1.9%
MARINE PORTS & SERVICES—1.9%
International Container Terminal Services, Inc.	48,285	295,320
(Cost $216,030)
SAUDI ARABIA—1.6%
IT CONSULTING & OTHER SERVICES—1.6%
Elm Co.	941	260,395
(Cost $284,070)
SOUTH AFRICA—1.5%
FOOD RETAIL—1.5%
Shoprite Holdings, Ltd.	15,993	246,071
(Cost $260,643)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.9% (CONT.)
SOUTH KOREA—5.7%
HEALTHCARE EQUIPMENT—1.3%
Classys, Inc.	4,560	$ 206,192
LIFE SCIENCES TOOLS & SERVICES—2.5%
Samsung Biologics Co., Ltd.*	552	408,518
SEMICONDUCTORS—1.9%
SK Hynix, Inc.	2,434	303,698

TOTAL SOUTH KOREA (Cost $978,414)		918,408
TAIWAN—13.8%
SEMICONDUCTORS—12.2%
MediaTek, Inc.	8,035	341,432
Taiwan Semiconductor Manufacturing Co., Ltd.	49,770	1,410,211
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,238	206,362
		1,958,005
ELECTRONIC COMPONENTS—1.6%
E Ink Holdings, Inc.	37,377	261,100

TOTAL TAIWAN (Cost $1,640,929)		2,219,105
TURKEY—0.8%
FOOD RETAIL—0.8%
BIM Birlesik Magazalar AS	10,360	121,712
(Cost $71,297)
UNITED ARAB EMIRATES—2.3%
DIVERSIFIED REAL ESTATE ACTIVITIES—2.3%
Aldar Properties PJSC	166,075	373,993
(Cost $228,884)
UNITED KINGDOM—2.7%
INTERACTIVE MEDIA & SERVICES—2.7%
Baltic Classifieds Group PLC	94,853	430,225
(Cost $408,395)
UNITED STATES—2.6%
CONSUMER STAPLES MERCHANDISE RETAIL—2.6%
PriceSmart, Inc.	4,148	420,981
(Cost $376,932)
TOTAL COMMON STOCKS (Cost $13,676,741)		15,862,503
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

MONEY MARKET FUNDS—1.4%
UNITED STATES—1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	227,736	$ 227,736
(Cost $227,736)

Total Investments (Cost $13,904,477)	100.3%	$16,090,239
Unaffiliated Securities (Cost $13,904,477)		16,090,239
Liabilities in Excess of Other Assets	(0.3)%	(43,263)
NET ASSETS	100.0%	$16,046,976

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%
APPLICATION SOFTWARE—7.0%
Adobe, Inc.*	4,134	$ 1,550,167
AppLovin Corp., Cl. A*	7,061	1,901,598
Autodesk, Inc.*	2,231	611,852
Intuit, Inc.	757	474,995
Salesforce, Inc.	3,382	908,777

		5,447,389
AUTOMOBILE MANUFACTURERS—1.6%
Tesla, Inc.*	4,503	1,270,566
BIOTECHNOLOGY—2.5%
AbbVie, Inc.	2,741	534,769
BioNTech SE ADR*	1,407	146,539
Vertex Pharmaceuticals, Inc.*	2,481	1,264,070

		1,945,378
BROADLINE RETAIL—9.7%
Amazon.com, Inc.*	33,925	6,256,448
MercadoLibre, Inc.*	554	1,291,291

		7,547,739
DIVERSIFIED SUPPORT SERVICES—0.7%
Cintas Corp.	2,418	511,842
ELECTRIC UTILITIES—1.3%
Constellation Energy Corp.	2,754	615,354
NextEra Energy, Inc.	6,464	432,312

		1,047,666
ELECTRICAL COMPONENTS & EQUIPMENT—2.4%
Eaton Corp. PLC	1,630	479,823
NEXTracker, Inc., Cl. A*	5,997	243,538
Vertiv Holdings Co., Cl. A	13,415	1,145,373

		1,868,734
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.9%
Itron, Inc.*	3,470	386,176
Trimble, Inc.*	5,298	329,218

		715,394
ELECTRONIC MANUFACTURING SERVICES—1.5%
Flex, Ltd.*	33,079	1,135,933
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Tetra Tech, Inc.	12,192	380,268
Veralto Corp.	5,192	497,913

		878,181
FINANCIAL EXCHANGES & DATA—1.7%
S&P Global, Inc.	2,720	1,360,136
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
HEALTHCARE EQUIPMENT—0.7%
Intuitive Surgical, Inc.*	1,106	$ 570,475
HEAVY ELECTRICAL EQUIPMENT—0.8%
GE Vernova, Inc.	1,631	604,807
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	3,517	1,267,843
HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	4,915	799,032
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,888	511,818
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.6%
Xylem, Inc.	3,658	441,045
INTERACTIVE MEDIA & SERVICES—5.8%
Alphabet, Inc., Cl. A	15,133	2,403,121
Alphabet, Inc., Cl. C	8,698	1,399,421
Pinterest, Inc., Cl. A*	28,172	713,315

		4,515,857
INVESTMENT BANKING & BROKERAGE—1.3%
Morgan Stanley	8,711	1,005,424
IT CONSULTING & OTHER SERVICES—0.6%
Accenture PLC, Cl. A	1,652	494,196
LIFE SCIENCES TOOLS & SERVICES—0.5%
Agilent Technologies, Inc.	3,816	410,602
MANAGED HEALTHCARE—0.9%
UnitedHealth Group, Inc.	1,686	693,688
MOVIES & ENTERTAINMENT—4.7%
Netflix, Inc.*	2,183	2,470,545
Spotify Technology SA*	1,989	1,221,206

		3,691,751
PHARMACEUTICALS—1.2%
Merck & Co., Inc.	4,802	409,130
Zoetis, Inc.	3,292	514,869

		923,999
RAIL TRANSPORTATION—0.6%
Union Pacific Corp.	2,012	433,908
RESTAURANTS—0.4%
Starbucks Corp.	4,304	344,535
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.0%
ASML Holding NV ADR	1,413	943,997
Lam Research Corp.	19,103	1,369,112

		2,313,109
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
SEMICONDUCTORS—15.8%
Broadcom, Inc.	3,866	$ 744,089
First Solar, Inc.*	2,214	278,566
Marvell Technology, Inc.	6,487	378,646
NVIDIA Corp.	89,738	9,774,263
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,783	1,130,658

		12,306,222
SPECIALTY CHEMICALS—0.6%
Ecolab, Inc.	1,793	450,814
SYSTEMS SOFTWARE—14.0%
Microsoft Corp.	26,469	10,462,137
Oracle Corp.	2,838	399,363

		10,861,500
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.6%
Apple, Inc.	27,788	5,904,950
TRADING COMPANIES & DISTRIBUTORS—0.5%
United Rentals, Inc.	617	389,605
TRANSACTION & PAYMENT PROCESSING SERVICES—5.3%
Visa, Inc., Cl. A	11,908	4,114,214
TOTAL COMMON STOCKS (Cost $22,720,491)		76,778,352
REAL ESTATE INVESTMENT TRUST—1.6%
DATA CENTER—0.9%
Equinix, Inc.	818	704,093
INDUSTRIAL—0.7%
Prologis, Inc.	5,454	557,399
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $777,384)		1,261,492
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(a)	119,134	119,134
(Cost $119,134)		119,134

Total Investments (Cost $23,617,009)	100.4%	$78,158,978
Unaffiliated Securities (Cost $23,617,009)		78,158,978
Liabilities in Excess of Other Assets	(0.4)%	(281,098)
NET ASSETS	100.0%	$77,877,880

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities April 30, 2025  (Unaudited)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$3,446,091,275	$176,462,482
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	10,099,950	963,765
Cash	—	322,487
Cash collateral held for short sales	116,348,886	81,856,431
Foreign cash †	18	—
Receivable for investment securities sold	4,754,937	2,217,838
Receivable for shares of beneficial interest sold	1,284,134	27,463
Dividends and interest receivable	499,625	103,834
Prepaid expenses	119,666	13,397
Total Assets	3,579,198,491	261,967,697
LIABILITIES:
Payable for investment securities purchased	4,919,042	1,729,924
Payable for shares of beneficial interest redeemed	2,407,284	106,664
Securities sold short, at value‡	270,265,964	62,897,989
OTC contracts for difference, at value	—	146,656
Due to broker	114,445,441	87
Bank overdraft	1,714,692	—
Accrued investment advisory fees	2,149,430	188,287
Accrued distribution fees — Note 3	363,269	12,896
Accrued shareholder administrative fees	31,553	1,784
Accrued administrative fees	68,179	4,315
Accrued transfer agent fees	490,557	17,192
Accrued printing fees	227,164	16,900
Accrued fund accounting fees	170,387	26,046
Dividends payable	47,123	9,198
Accrued professional fees	17,572	21,037
Accrued trustee fees	16,206	1,383
Accrued custodian fees	10,685	5,995
Accrued other expenses	82,064	16,563
Total Liabilities	397,426,612	65,202,916
NET ASSETS	$3,181,771,879	$196,764,781
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	1,305,215,908	199,854,136
Distributable earnings (Distributions in excess of earnings)	1,876,555,971	(3,089,355)
NET ASSETS	$3,181,771,879	$196,764,781
* Identified cost	$1,653,150,187 (a)	$149,525,086 (b)
** Identified cost	$27,222,617 (a)	$1,475,000 (b)
† Cost of foreign cash	$18	$—
‡ Proceeds received on short sales	$288,783,039	$70,919,781

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
NET ASSETS BY CLASS:
Class A	$1,184,711,195	$33,110,464
Class C	$143,517,535	$7,849,171
Class I	$96,650,962	$—
Class Y	$23,313,368	$—
Class Z	$1,733,578,819	$155,805,146
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class A	46,367,881	1,648,925
Class C	7,204,895	446,813
Class I	3,708,820	—
Class Y	841,689	—
Class Z	62,871,376	7,396,747
NET ASSET VALUE PER SHARE:
Class A	$25.55	$20.08
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$26.97	$21.19
Class C	$19.92	$17.57
Class I	$26.06	$—
Class Y	$27.70	$—
Class Z	$27.57	$21.06

(a)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$1,449,982,957, amounted to $1,735,942,304, which consisted of aggregate gross unrealized appreciation of
$1,843,679,540, and aggregate gross unrealized depreciation of $107,737,236.

(b)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$86,172,773, amounted to $28,208,829, which consisted of aggregate gross unrealized appreciation of $45,272,470, and aggregate gross unrealized depreciation of $17,063,641.

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$16,090,239	$78,158,978
Foreign cash †	209	—
Receivable for shares of beneficial interest sold	85	2,188
Dividends and interest receivable	4,553	29,045
Receivable from Investment Manager	15,396	7,670
Prepaid expenses	24,960	3,464
Total Assets	16,135,442	78,201,345
LIABILITIES:
Payable for shares of beneficial interest redeemed	23,977	207,429
Accrued investment advisory fees	9,577	44,113
Accrued distribution fees — Note 3	1,274	10,247
Accrued shareholder administrative fees	152	844
Accrued administrative fees	351	1,709
Accrued transfer agent fees	2,939	21,278
Accrued printing fees	1,438	4,701
Accrued fund accounting fees	17,479	13,095
Accrued professional fees	18,596	14,097
Accrued trustee fees	183	655
Accrued custodian fees	6,392	762
Foreign capital gain tax payable	5,961	—
Accrued other expenses	147	4,535
Total Liabilities	88,466	323,465
NET ASSETS	$16,046,976	$77,877,880
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	25,972,660	16,251,938
Distributable earnings (Distributions in excess of earnings)	(9,925,684)	61,625,942
NET ASSETS	$16,046,976	$77,877,880
* Identified cost	$13,904,477 (c)	$23,617,009 (d)
† Cost of foreign cash	$206	$—

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
NET ASSETS BY CLASS:
Class A	$4,181,687	$41,907,647
Class C	$503,004	$1,393,736
Class I	$238,276	$4,363,359
Class Z	$11,124,009	$30,213,138
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class A	386,394	2,565,726
Class C	50,331	104,770
Class I	22,149	267,910
Class Z	1,004,160	1,776,706
NET ASSET VALUE PER SHARE:
Class A	$10.82	$16.33
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$11.42	$17.23
Class C	$9.99	$13.30
Class I	$10.76	$16.29
Class Z	$11.08	$17.01

(c)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$13,991,200, amounted to $2,099,039, which consisted of aggregate gross unrealized appreciation of $2,688,795, and aggregate gross unrealized depreciation of $589,756.

(d)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$23,681,670, amounted to $54,477,308, which consisted of aggregate gross unrealized appreciation of $54,955,759, and aggregate gross unrealized depreciation of $478,451.

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the six months ended April 30, 2025 (Unaudited)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$6,972,406	$233,056
Interest	40,811	698,583
Borrowing income on short sales	—	873,834
Total Income	7,013,217	1,805,473
EXPENSES:
Investment advisory fees — Note 3	14,739,531	1,210,707
Distribution fees — Note 3
Class A	1,656,299	43,938
Class C	827,594	37,956
Class I	149,785	—
Shareholder administrative fees — Note 3	225,135	11,478
Administration fees — Note 3	485,901	27,746
Borrowing fees on short sales — Note 2	3,064,670	—
Dividends on securities sold short — Note 2	1,884,390	302,700
Transfer agent fees	651,130	26,520
Fund accounting fees	220,777	24,112
Trustee fees — Note 3	123,097	7,220
Printing fees	119,670	13,288
Registration fees	70,723	26,089
Professional fees	68,233	16,609
Custodian fees	40,580	9,233
Interest expense — Note 3	1,974	2,212
Other expenses	179,510	12,580
Total Expenses	24,508,999	1,772,388
Less expense reimbursements/waivers — Note 3	(279,202)	—
Net Expenses	24,229,797	1,772,388
NET INVESTMENT INCOME (LOSS)	(17,216,580)	33,085
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	142,300,286	12,079,471
Net realized gain on in-kind transactions	38,455,666	—
Net realized (loss) on foreign currency transactions	(25,919)	(9,255)
Net realized gain on short sales	2,081,348	2,278,812
Net realized gain on OTC contracts for difference	—	128,122
Net realized gain on written options	56,230	309,263
Net realized gain on investments and foreign currency	182,867,611	14,786,413
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(186,659,114)	$(9,239,008)
Net change in unrealized (depreciation) on affiliated investments	(15,559,538)	(317,892)
Net change in unrealized appreciation (depreciation) on foreign currency	(8,547)	2,158
Net change in unrealized appreciation on short sales	21,646,135	956,107
Net change in unrealized (depreciation) on OTC contracts for difference	—	(726,804)
Net change in unrealized (depreciation) on investments and foreign currency	(180,581,064)	(9,325,439)
Net realized and unrealized gain on investments and foreign currency	2,286,547	5,460,974
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,930,033)	$5,494,059
* Foreign withholding taxes	$261,031	$7,443
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$89,837	$309,364
Interest	6,993	3,541
Total Income	96,830	312,905
EXPENSES:
Investment advisory fees — Note 3	64,575	324,275
Distribution fees — Note 3
Class A	5,327	59,974
Class C	2,897	7,848
Class I	348	6,450
Shareholder administrative fees — Note 3	1,018	6,178
Administration fees — Note 3	2,368	12,560
Transfer agent fees	4,045	25,233
Fund accounting fees	17,757	15,361
Trustee fees — Note 3	678	3,396
Printing fees	2,951	3,088
Registration fees	24,380	27,374
Professional fees	14,336	13,550
Custodian fees	8,217	1,428
Interest expense — Note 3	32	3,251
Other expenses	2,598	4,073
Total Expenses	151,527	514,039
Less expense reimbursements/waivers — Note 3	(49,888)	(37,838)
Net Expenses	101,639	476,201
NET INVESTMENT (LOSS)	(4,809)	(163,296)
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	862,805	7,822,769
Net realized gain (loss) on foreign currency transactions	(14,943)	—
Net realized gain on investments and foreign currency	847,862	7,822,769
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the six months ended April 30, 2025 (Unaudited) (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
Net change in unrealized (depreciation) on unaffiliated investments	$(1,117,859)(a)	$(12,707,560)
Net change in unrealized appreciation on foreign currency	158	—
Net change in unrealized (depreciation) on investments and foreign currency	(1,117,701)	(12,707,560)
Net realized and unrealized (loss) on investments and foreign currency	(269,839)	(4,884,791)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(274,648)	$(5,048,087)
* Foreign withholding taxes	$14,661	$2,566

(a)	Includes net change in unrealized depreciation of net foreign capital gains taxes of $96,362.
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets (Unaudited)

	Alger Spectra Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(17,216,580)	$(25,128,561)
Net realized gain on investments and foreign currency	182,867,611	326,799,755
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(180,581,064)	1,084,868,877
Net increase (decrease) in net assets resulting from operations	(14,930,033)	1,386,540,071
Net dividends and distributions to shareholders:
Class A	(85,464,142)	—
Class C	(13,611,001)	—
Class I	(8,081,615)	—
Class Y	(1,260,346)	—
Class Z	(114,308,799)	—
Total dividends and distributions to shareholders	(222,725,903)	—
Increase (decrease) from shares of beneficial interest transactions — Note 7:
Class A	(4,182,036)	(135,492,604)
Class C	(10,120,130)	(85,085,682)
Class I	(20,434,692)	(35,227,656)
Class Y	3,170,488	(40,361,702)
Class Z	(7,767,654)	(325,849,376)
Net decrease from shares of beneficial interest transactions	(39,334,024)	(622,017,020)
Total increase (decrease)	(276,989,960)	764,523,051
Net Assets:
Beginning of period	3,458,761,839	2,694,238,788
END OF PERIOD	$3,181,771,879	$3,458,761,839
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Dynamic Opportunities Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment income	$33,085	$446,757
Net realized gain on investments and foreign currency	14,786,413	37,308,512
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(9,325,439)	22,750,155
Net increase in net assets resulting from operations	5,494,059	60,505,424
Net dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions — Note 7:
Class A	(3,274,827)	(11,924,315)
Class C	(10,790)	(3,399,967)
Class Z	(6,200,871)	(99,190,171)
Net decrease from shares of beneficial interest transactions	(9,486,488)	(114,514,453)
Total decrease	(3,992,429)	(54,009,029)
Net Assets:
Beginning of period	200,757,210	254,766,239
END OF PERIOD	$196,764,781	$200,757,210
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Emerging Markets Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment income (loss)	$(4,809)	$166,565
Net realized gain on investments and foreign currency	847,862	1,702,982
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,117,701)	2,558,870
Net increase (decrease) in net assets resulting from operations	(274,648)	4,428,417
Net dividends and distributions to shareholders:
Class A	(18,784)	—
Class C	—	—
Class I	(886)	—
Class Z	(78,641)	(25,975)
Total dividends and distributions to shareholders	(98,311)	(25,975)
Increase (decrease) from shares of beneficial interest transactions — Note 7:
Class A	(19,935)	378,847
Class C	(68,586)	(774,955)
Class I	(78,366)	(853,436)
Class Z	(2,266,067)	(3,719,484)
Net decrease from shares of beneficial interest transactions	(2,432,954)	(4,969,028)
Total decrease	(2,805,913)	(566,586)
Net Assets:
Beginning of period	18,852,889	19,419,475
END OF PERIOD	$16,046,976	$18,852,889
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Responsible Investing Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(163,296)	$(274,539)
Net realized gain on investments and foreign currency	7,822,769	4,300,688
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(12,707,560)	24,377,437
Net increase (decrease) in net assets resulting from operations	(5,048,087)	28,403,586
Net dividends and distributions to shareholders:
Class A	(2,159,537)	(1,279,377)
Class C	(86,378)	(68,558)
Class I	(232,716)	(137,615)
Class Z	(1,533,008)	(951,113)
Total dividends and distributions to shareholders	(4,011,639)	(2,436,663)
Increase (decrease) from shares of beneficial interest transactions — Note 7:
Class A	(2,411,919)	(4,200,273)
Class C	(90,680)	(745,673)
Class I	(248,447)	(750,991)
Class Z	(5,386,413)	170,988
Net decrease from shares of beneficial interest transactions	(8,137,459)	(5,525,949)
Total increase (decrease)	(17,197,185)	20,440,974
Net Assets:
Beginning of period	95,075,065	74,634,091
END OF PERIOD	$77,877,880	$95,075,065
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Spectra Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$27.48	$17.67	$15.83	$35.36	$28.24	$22.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.16)	(0.22)	(0.14)	(0.17)	(0.31)	(0.16)
Net realized and unrealized gain (loss) on investments	0.08	10.03	2.37	(10.93)	10.14	7.51
Total from investment operations	(0.08)	9.81	2.23	(11.10)	9.83	7.35
Distributions from net realized gains	(1.85)	—	(0.39)	(8.43)	(2.71)	(1.62)
Net asset value, end of period	$25.55	$27.48	$17.67	$15.83	$35.36	$28.24
Total return(c)	(1.18) %	55.61%	14.56%	(39.87) %	36.80%	34.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,184,711	$1,283,587	$923,332	$957,092	$1,985,099	$1,568,743
Ratio of net expenses to average net assets	1.52%(d),(e)	1.52%(f)	1.50%(g)	1.51%(h)	1.39%(i)	1.40%(j)
Ratio of net investment loss to average net assets	(1.12) %	(0.92) %	(0.83) %	(0.82) %	(0.98) %	(0.66) %
Portfolio turnover rate	25.53%(k)	49.26%	59.63%	216.84%	108.48%	71.81%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Does not include expenses of underlying investment companies in which the Fund invests. All expenses of underlying investment companies in which the Fund invests are currently waived.
(e)	Includes 0.17% related to dividend expense on short positions and interest expense for the period ended 4/30/25.
(f)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(g)	Includes 0.22% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(h)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(i)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(j)	Includes 0.25% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
(k)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Spectra Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$21.86	$14.15	$12.86	$30.60	$24.94	$20.20
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.21)	(0.31)	(0.22)	(0.27)	(0.47)	(0.30)
Net realized and unrealized gain (loss) on investments	0.12	8.02	1.90	(9.04)	8.84	6.66
Total from investment operations	(0.09)	7.71	1.68	(9.31)	8.37	6.36
Distributions from net realized gains	(1.85)	—	(0.39)	(8.43)	(2.71)	(1.62)
Net asset value, end of period	$19.92	$21.86	$14.15	$12.86	$30.60	$24.94
Total return(c)	(1.55) %	54.49%	13.61%	(40.30) %	35.79%	33.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$143,518	$168,020	$175,043	$243,462	$656,004	$651,194
Ratio of net expenses to average net assets	2.29%(d),(e)	2.25%(f)	2.29%(g)	2.27%(h)	2.16%(i)	2.15%(j)
Ratio of net investment loss to average net assets	(1.90) %	(1.63) %	(1.60) %	(1.59) %	(1.73) %	(1.39) %
Portfolio turnover rate	25.53%(k)	49.26%	59.63%	216.84%	108.48%	71.81%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Does not include expenses of underlying investment companies in which the Fund invests. All expenses of underlying investment companies in which the Fund invests are currently waived.
(e)	Includes 0.17% related to dividend expense on short positions and interest expense for the period ended 4/30/25.
(f)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(g)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(h)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(i)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(j)	Includes 0.25% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
(k)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Spectra Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$27.99	$17.99	$16.11	$35.83	$28.59	$22.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.16)	(0.21)	(0.14)	(0.17)	(0.30)	(0.15)
Net realized and unrealized gain (loss) on investments	0.08	10.21	2.41	(11.12)	10.25	7.59
Total from investment operations	(0.08)	10.00	2.27	(11.29)	9.95	7.44
Distributions from net realized gains	(1.85)	—	(0.39)	(8.43)	(2.71)	(1.62)
Net asset value, end of period	$26.06	$27.99	$17.99	$16.11	$35.83	$28.59
Total return(c)	(1.16) %	55.59%	14.55%	(39.84) %	36.82%	34.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$96,651	$123,754	$107,308	$156,048	$378,367	$422,807
Ratio of net expenses to average net assets	1.52%(d),(e)	1.50%(f)	1.50%(g)	1.49%(h)	1.40%(i)	1.39%(j)
Ratio of net investment loss to average net assets	(1.13) %	(0.89) %	(0.80) %	(0.83) %	(0.96) %	(0.61) %
Portfolio turnover rate	25.53%(k)	49.26%	59.63%	216.84%	108.48%	71.81%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Does not include expenses of underlying investment companies in which the Fund invests. All expenses of underlying investment companies in which the Fund invests are currently waived.
(e)	Includes 0.17% related to dividend expense on short positions and interest expense for the period ended 4/30/25.
(f)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(g)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(h)	Includes 0.33% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(i)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(j)	Includes 0.25% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
(k)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Spectra Fund	Class Y
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$29.59	$18.95	$16.88	$36.99	$29.36	$23.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.11)	(0.11)	(0.05)	(0.09)	(0.23)	(0.11)
Net realized and unrealized gain (loss) on investments	0.07	10.75	2.51	(11.59)	10.57	7.83
Total from investment operations	(0.04)	10.64	2.46	(11.68)	10.34	7.72
Distributions from net realized gains	(1.85)	—	(0.39)	(8.43)	(2.71)	(1.62)
Net asset value, end of period	$27.70	$29.59	$18.95	$16.88	$36.99	$29.36
Total return(c)	(0.95) %	56.15%	15.02%	(39.60) %	37.21%	35.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$23,313	$22,869	$46,214	$144,286	$252,167	$121,397
Ratio of gross expenses to average net assets	1.21%(d)	1.20%(e)	1.18%(f)	1.20%(g)	1.09%(h)	1.09%(i)
Ratio of expense reimbursements to average net assets	(0.09) %	(0.07) %	(0.12) %	(0.07) %	—	(0.04) %
Ratio of net expenses to average net assets	1.12%(j)	1.13%	1.06%	1.13%	1.09%	1.05%
Ratio of net investment loss to average net assets	(0.72) %	(0.46) %	(0.31) %	(0.43) %	(0.70) %	(0.40) %
Portfolio turnover rate	25.53%(k)	49.26%	59.63%	216.84%	108.48%	71.81%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.17% related to dividend expense on short positions and interest expense for the period ended 4/30/25.
(e)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(f)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(g)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(h)	Includes 0.31% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(i)	Includes 0.26% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
(j)	Does not include expenses of underlying investment companies in which the Fund invests. All expenses of underlying investment companies in which the Fund invests are currently waived.
(k)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Spectra Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$29.48	$18.89	$16.84	$36.95	$29.32	$23.24
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.12)	(0.15)	(0.08)	(0.12)	(0.22)	(0.09)
Net realized and unrealized gain (loss) on investments	0.06	10.74	2.52	(11.56)	10.56	7.79
Total from investment operations	(0.06)	10.59	2.44	(11.68)	10.34	7.70
Distributions from net realized gains	(1.85)	—	(0.39)	(8.43)	(2.71)	(1.62)
Net asset value, end of period	$27.57	$29.48	$18.89	$16.84	$36.95	$29.32
Total return(c)	(1.03) %	56.06%	14.94%	(39.65) %	37.22%	35.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,733,579	$1,860,533	$1,442,342	$1,987,024	$5,723,880	$4,376,561
Ratio of gross expenses to average net assets	1.21%(d)	1.22%(e)	1.17%(f)	1.19%(g)	1.09%(h)	1.09%(i)
Ratio of expense reimbursements to average net assets	(0.03) %	(0.03) %	(0.01) %	—	—	—
Ratio of net expenses to average net assets	1.18%(j)	1.19%	1.16%	1.19%	1.09%	1.09%
Ratio of net investment loss to average net assets	(0.78) %	(0.58) %	(0.47) %	(0.53) %	(0.67) %	(0.35) %
Portfolio turnover rate	25.53%(k)	49.26%	59.63%	216.84%	108.48%	71.81%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.17% related to dividend expense on short positions and interest expense for the period ended 4/30/25.
(e)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(f)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(g)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(h)	Includes 0.31% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(i)	Includes 0.25% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
(j)	Does not include expenses of underlying investment companies in which the Fund invests. All expenses of underlying investment companies in which the Fund invests are currently waived.
(k)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Dynamic Opportunities Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$19.61	$15.31	$16.19	$22.29	$18.32	$13.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)	— (c)	(0.11)	(0.25)	(0.36)	(0.22)
Net realized and unrealized gain (loss) on investments	0.49	4.30	(0.77)	(4.77)	5.28	5.15
Total from investment operations	0.47	4.30	(0.88)	(5.02)	4.92	4.93
Distributions from net realized gains	—	—	—	(1.08)	(0.95)	(0.52)
Net asset value, end of period	$20.08	$19.61	$15.31	$16.19	$22.29	$18.32
Total return(d)	2.40%	28.09%	(5.44) %	(23.17) %	27.82%	36.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$33,110	$35,437	$37,893	$60,116	$103,684	$60,793
Ratio of gross expenses to average net assets	1.98%(e)	2.07%(f)	2.05%(g)	2.77%(h)	2.52%(i)	2.81%(j)
Ratio of expense reimbursements to average net assets	—	—	—	(0.77) %	(0.52) %	(0.80) %
Ratio of net expenses to average net assets	1.98%	2.07%	2.05%	2.00%	2.00%	2.01%
Ratio of net investment loss to average net assets	(0.19) %	(0.01) %	(0.69) %	(1.45) %	(1.77) %	(1.41) %
Portfolio turnover rate	208.40%	373.89%	350.56%	334.12%	161.76%	249.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
(e)	Includes 0.30% related to dividend expense on short positions and excludes (0.87%) related to interest income on short positions for the period ended 4/30/25.
(f)	Includes 0.32% related to dividend expense on short positions and excludes (0.70%) related to interest income on short positions for the period ended 10/31/24.
(g)	Includes 0.36% related to dividend expense on short positions and excludes (0.44%) related to interest income on short positions for the period ended 10/31/23.
(h)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(i)	Includes 0.89% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(j)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Dynamic Opportunities Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$17.22	$13.55	$14.44	$20.15	$16.77	$12.87
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.09)	(0.12)	(0.21)	(0.34)	(0.47)	(0.30)
Net realized and unrealized gain (loss) on investments	0.44	3.79	(0.68)	(4.29)	4.80	4.72
Total from investment operations	0.35	3.67	(0.89)	(4.63)	4.33	4.42
Distributions from net realized gains	—	—	—	(1.08)	(0.95)	(0.52)
Net asset value, end of period	$17.57	$17.22	$13.55	$14.44	$20.15	$16.77
Total return(c)	2.03%	27.09%	(6.16) %	(23.73) %	26.83%	35.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$7,849	$7,674	$9,030	$12,462	$17,998	$10,472
Ratio of gross expenses to average net assets	2.75%(d)	2.83%(e)	2.82%(f)	3.53%(g)	3.27%(h)	3.55%(i)
Ratio of expense reimbursements to average net assets	—	—	—	(0.78) %	(0.52) %	(0.80) %
Ratio of net expenses to average net assets	2.75%	2.83%	2.82%	2.75%	2.75%	2.75%
Ratio of net investment loss to average net assets	(0.96) %	(0.76) %	(1.45) %	(2.20) %	(2.52) %	(2.07) %
Portfolio turnover rate	208.40%	373.89%	350.56%	334.12%	161.76%	249.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.30% related to dividend expense on short positions and excludes (0.87%) related to interest income on short positions for the period ended 4/30/25.
(e)	Includes 0.32% related to dividend expense on short positions and excludes (0.70%) related to interest income on short positions for the period ended 10/31/24.
(f)	Includes 0.36% related to dividend expense on short positions and excludes (0.44%) related to interest income on short positions for the period ended 10/31/23.
(g)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(h)	Includes 0.89% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(i)	Includes 1.07% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Dynamic Opportunities Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$20.54	$15.99	$16.85	$23.09	$18.91	$14.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.01	0.05	(0.07)	(0.22)	(0.33)	(0.22)
Net realized and unrealized gain (loss) on investments	0.51	4.50	(0.79)	(4.94)	5.46	5.35
Total from investment operations	0.52	4.55	(0.86)	(5.16)	5.13	5.13
Distributions from net realized gains	—	—	—	(1.08)	(0.95)	(0.52)
Net asset value, end of period	$21.06	$20.54	$15.99	$16.85	$23.09	$18.91
Total return(c)	2.58%	28.54%	(5.16) %	(22.97) %	28.07%	37.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$155,805	$157,646	$207,844	$403,338	$852,387	$352,396
Ratio of gross expenses to average net assets	1.66%(d)	1.75%(e)	1.73%(f)	2.45%(g)	2.20%(h)	2.47%(i)
Ratio of expense reimbursements to average net assets	—	—	—	(0.70) %	(0.45) %	(0.70) %
Ratio of net expenses to average net assets	1.66%	1.75%	1.73%	1.75%	1.75%	1.77%
Ratio of net investment income (loss) to average net assets	0.13%	0.28%	(0.39) %	(1.22) %	(1.52) %	(1.30) %
Portfolio turnover rate	208.40%	373.89%	350.56%	334.12%	161.76%	249.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.30% related to dividend expense on short positions and excludes (0.87%) related to interest income on short positions for the period ended 4/30/25.
(e)	Includes 0.32% related to dividend expense on short positions and excludes (0.66%) related to interest income on short positions for the period ended 10/31/24.
(f)	Includes 0.36% related to dividend expense on short positions and excludes (0.42%) related to interest income on short positions for the period ended 10/31/23.
(g)	Includes 1.11% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(h)	Includes 0.88% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(i)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Emerging Markets Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$11.05	$8.94	$8.41	$14.13	$11.71	$9.80
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	0.04	(0.01)	(0.03)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.16)	2.07	0.54	(5.42)	2.51	2.45
Total from investment operations	(0.18)	2.11	0.53	(5.45)	2.42	2.39
Dividends from net investment income	(0.05)	—	—	— (c)	—	(0.48)
Distributions from net realized gains	—	—	—	(0.27)	—	—
Net asset value, end of period	$10.82	$11.05	$8.94	$8.41	$14.13	$11.71
Total return(d)	(1.66) %	23.60%	6.30%	(39.27) %	20.67%	25.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,182	$4,289	$3,154	$3,375	$6,331	$3,320
Ratio of gross expenses to average net assets	1.98%	2.35%	2.11%	1.80%	1.65%	2.25%
Ratio of expense reimbursements to average net assets	(0.43) %	(0.77) %	(0.54) %	(0.25) %	(0.10) %	(0.72) %
Ratio of net expenses to average net assets	1.55%	1.58%	1.57%	1.55%	1.55%	1.53%
Ratio of net investment income (loss) to average net assets	(0.42) %	0.42%	(0.11) %	(0.30) %	(0.60) %	(0.61) %
Portfolio turnover rate	26.41%	111.97%	109.60%	112.35%	83.30%	184.74%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Emerging Markets Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$10.20	$8.32	$7.89	$13.36	$11.16	$9.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.06)	(0.04)	(0.07)	(0.11)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.15)	1.92	0.50	(5.09)	2.38	2.33
Total from investment operations	(0.21)	1.88	0.43	(5.20)	2.20	2.20
Dividends from net investment income	—	—	—	—	—	(0.39)
Distributions from net realized gains	—	—	—	(0.27)	—	—
Net asset value, end of period	$9.99	$10.20	$8.32	$7.89	$13.36	$11.16
Total return(c)	(2.06) %	22.60%	5.45%	(39.68) %	19.71%	24.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$503	$587	$1,145	$1,369	$3,016	$2,658
Ratio of gross expenses to average net assets	2.81%	2.98%	2.90%	2.57%	2.45%	3.02%
Ratio of expense reimbursements to average net assets	(0.51) %	(0.65) %	(0.58) %	(0.27) %	(0.15) %	(0.72) %
Ratio of net expenses to average net assets	2.30%	2.33%	2.32%	2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets	(1.22) %	(0.38) %	(0.86) %	(1.05) %	(1.35) %	(1.36) %
Portfolio turnover rate	26.41%	111.97%	109.60%	112.35%	83.30%	184.74%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Emerging Markets Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$10.97	$8.87	$8.33	$14.00	$11.59	$9.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	0.05	— (c)	(0.02)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.16)	2.05	0.54	(5.37)	2.48	2.42
Total from investment operations	(0.18)	2.10	0.54	(5.39)	2.41	2.37
Dividends from net investment income	(0.03)	—	—	(0.01)	—	(0.51)
Distributions from net realized gains	—	—	—	(0.27)	—	—
Net asset value, end of period	$10.76	$10.97	$8.87	$8.33	$14.00	$11.59
Total return(d)	(1.63) %	23.68%	6.48%	(39.22) %	20.79%	25.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$238	$322	$1,048	$1,538	$1,968	$2,617
Ratio of gross expenses to average net assets	2.01%	2.18%	2.05%	1.77%	1.66%	2.14%
Ratio of expense reimbursements to average net assets	(0.56) %	(0.69) %	(0.58) %	(0.32) %	(0.22) %	(0.69) %
Ratio of net expenses to average net assets	1.45%	1.49%	1.47%	1.45%	1.44%	1.45%
Ratio of net investment income (loss) to average net assets	(0.34) %	0.47%	(0.01) %	(0.14) %	(0.53) %	(0.52) %
Portfolio turnover rate	26.41%	111.97%	109.60%	112.35%	83.30%	184.74%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Emerging Markets Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$11.30	$9.11	$8.52	$14.29	$11.78	$9.87
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.01	0.11	0.04	0.03	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.16)	2.10	0.55	(5.47)	2.52	2.46
Total from investment operations	(0.15)	2.21	0.59	(5.44)	2.51	2.45
Dividends from net investment income	(0.07)	(0.02)	—	(0.06)	—	(0.54)
Distributions from net realized gains	—	—	—	(0.27)	—	—
Net asset value, end of period	$11.08	$11.30	$9.11	$8.52	$14.29	$11.78
Total return(c)	(1.34) %	24.23%	6.92%	(38.93) %	21.31%	25.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$11,124	$13,654	$14,072	$20,200	$35,357	$13,028
Ratio of gross expenses to average net assets	1.63%	1.97%	1.72%	1.44%	1.34%	1.89%
Ratio of expense reimbursements to average net assets	(0.64) %	(0.96) %	(0.71) %	(0.45) %	(0.35) %	(0.90) %
Ratio of net expenses to average net assets	0.99%	1.01%	1.01%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	0.13%	1.00%	0.46%	0.26%	(0.05) %	(0.06) %
Portfolio turnover rate	26.41%	111.97%	109.60%	112.35%	83.30%	184.74%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Responsible Investing Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$18.09	$13.50	$11.55	$17.71	$13.60	$11.38
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.06)	(0.04)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.92)	5.09	2.08	(4.71)	5.23	3.13
Total from investment operations	(0.96)	5.03	2.04	(4.78)	5.15	3.08
Distributions from net realized gains	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)	(0.86)
Net asset value, end of period	$16.33	$18.09	$13.50	$11.55	$17.71	$13.60
Total return(c)	(5.86) %	37.96%	17.80%	(29.27) %	39.80%	28.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$41,908	$49,113	$39,957	$35,237	$51,634	$38,192
Ratio of gross expenses to average net assets	1.24%	1.31%	1.34%	1.36%	1.27%	1.36%
Ratio of expense reimbursements to average net assets	(0.14) %	(0.16) %	—	—	—	(0.02) %
Ratio of net expenses to average net assets	1.10%	1.15%	1.34%	1.36%	1.27%	1.34%
Ratio of net investment loss to average net assets	(0.42) %	(0.35) %	(0.34) %	(0.53) %	(0.52) %	(0.43) %
Portfolio turnover rate	4.50%	9.02%	7.98%	14.55%	11.07%	11.73%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Responsible Investing Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$14.94	$11.31	$9.76	$15.30	$11.95	$10.18
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.10)	(0.17)	(0.12)	(0.15)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.74)	4.24	1.76	(4.01)	4.56	2.76
Total from investment operations	(0.84)	4.07	1.64	(4.16)	4.39	2.63
Distributions from net realized gains	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)	(0.86)
Net asset value, end of period	$13.30	$14.94	$11.31	$9.76	$15.30	$11.95
Total return(c)	(6.31) %	36.79%	16.96%	(29.87) %	38.87%	27.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,394	$1,659	$1,868	$2,709	$5,150	$5,368
Ratio of net expenses to average net assets	2.02%	2.03%	2.12%	2.09%	2.03%	2.11%
Ratio of net investment loss to average net assets	(1.34) %	(1.22) %	(1.11) %	(1.27) %	(1.27) %	(1.19) %
Portfolio turnover rate	4.50%	9.02%	7.98%	14.55%	11.07%	11.73%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Responsible Investing Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$18.04	$13.46	$11.52	$17.67	$13.57	$11.36
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.04)	(0.06)	(0.04)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.91)	5.08	2.07	(4.70)	5.22	3.12
Total from investment operations	(0.95)	5.02	2.03	(4.77)	5.14	3.07
Distributions from net realized gains	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)	(0.86)
Net asset value, end of period	$16.29	$18.04	$13.46	$11.52	$17.67	$13.57
Total return(c)	(5.82) %	38.00%	17.76%	(29.28) %	39.82%	28.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,363	$5,154	$4,464	$4,538	$6,884	$8,131
Ratio of gross expenses to average net assets	1.25%	1.32%	1.35%	1.35%	1.28%	1.35%
Ratio of expense reimbursements to average net assets	(0.15) %	(0.17) %	—	—	—	—
Ratio of net expenses to average net assets	1.10%	1.15%	1.35%	1.35%	1.28%	1.35%
Ratio of net investment loss to average net assets	(0.41) %	(0.36) %	(0.35) %	(0.53) %	(0.52) %	(0.42) %
Portfolio turnover rate	4.50%	9.02%	7.98%	14.55%	11.07%	11.73%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Responsible Investing Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$18.79	$13.98	$11.91	$18.16	$13.87	$11.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	(0.03)	0.01	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.96)	5.28	2.15	(4.85)	5.36	3.19
Total from investment operations	(0.98)	5.25	2.16	(4.87)	5.33	3.18
Distributions from net realized gains	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)	(0.86)
Net asset value, end of period	$17.01	$18.79	$13.98	$11.91	$18.16	$13.87
Total return(c)	(5.74) %	38.24%	18.28%	(29.02) %	40.35%	29.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$30,213	$39,149	$28,345	$23,001	$36,053	$22,646
Ratio of gross expenses to average net assets	0.92%	0.99%	1.01%	1.02%	0.96%	1.04%
Ratio of expense reimbursements to average net assets	—	(0.03) %	(0.06) %	(0.07) %	(0.02) %	(0.09) %
Ratio of net expenses to average net assets	0.92%	0.96%	0.95%	0.95%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets	(0.23) %	(0.17) %	0.04%	(0.13) %	(0.20) %	(0.05) %
Portfolio turnover rate	4.50%	9.02%	7.98%	14.55%	11.07%	11.73%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares, Class Z shares and Class Y shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser ("Alger Management" or the "Investment Manager"), as its valuation designee (the “Valuation Designee”) to make fair

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Contracts for difference ("CFDs") are privately negotiated in the over-the-counter market ("OTC CFDs"). OTC CFDs are valued at the last reported sale or official closing price on the primary market or exchange of the underlying asset or liability. In the absence of quoted sales, such securities are generally valued at the bid price, or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Forward Foreign Exchange Contracts: Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency.
These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the base currency.
(f) Short Sales: Securities sold short represent an obligation to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
A Fund pledges securities and/or other assets, which may include cash collateral from borrowing a security, to the broker-dealer as collateral. Proceeds received from short sales may be maintained by the broker-dealer as collateral or may be released to a Fund to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in Collateral held for short sales on the Statements of Assets and Liabilities. The net cost or income of selling securities short includes dividends paid on securities sold short, interest expense associated with borrowing securities, and interest income earned on collateral held by the broker-dealer. The net cost or income of selling securities short is disclosed on the Statements of Operations.

(g) Contracts for difference: OTC CFDs are derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as an equity security, a basket of equity securities, or the value of an index. With a short OTC CFD, a Fund is seeking to profit from falls in the market price of an asset. Changes in the fair value of OTC CFDs are recorded as unrealized gains and losses on the Statements of Assets and Liabilities. A Fund generally records a realized gain or loss on the expiration, termination or settlement of an OTC CFD.
(h) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
Certain Funds may also purchase put and call options. Such Funds pay a premium which is included in each Fund’s accompanying Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire unexercised are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.
(i) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(j) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2021-2024. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(k) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(l) Segment Reporting: During the six months ended April 30, 2025, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Funds acts as the Funds’ CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund’s portfolio composition, total return, expense ratio, and changes in net assets. Each Fund’s long-term strategic asset allocation is determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(m) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited Financial Statements reflect all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2025, is set forth below under the heading “Actual Rate”:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Spectra Fund(a)	0.90%	0.75%	0.65%	0.55%	0.45%	0.83%
Alger Dynamic Opportunities Fund(b)	1.20	1.00	—	—	—	1.20
Alger Emerging Markets Fund(c)	0.75	—	—	—	—	0.75
Alger Responsible Investing Fund(b)	0.71	0.65	—	—	—	0.71

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $4 billion, Tier 3 rate is paid on assets between $4 billion and $6 billion, Tier 4 rate is paid on assets between $6 billion and $8 billion, and
Tier 5 rate is paid on assets in excess of $8 billion.

(b)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(c)	Tier 1 rate is paid on all assets.
The Alger Dynamic Opportunities Fund is partially sub-advised by Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger Management. Weatherbie is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Dynamic Opportunities Fund. The sub-advisory fee is equal to 70% of the net advisory fee paid by the Alger Dynamic Opportunities Fund to Alger Management with respect to the assets sub-advised by Weatherbie. For the six months ended April 30, 2025, Alger Management paid a sub-advisory fee of $241,193 to Weatherbie.
The sub-adviser to the Alger Emerging Markets Fund, Redwood Investments, LLC ("Redwood"), an affiliate of Alger Management, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Emerging Markets Fund. The sub-advisory fee is equal to 100% of the net advisory fee paid by the Alger Emerging Markets Fund to Alger Management with respect to the assets sub-advised by Redwood. For the six months ended April 30, 2025, Alger Management paid a sub-advisory fee of $64,575 to Redwood.
Alger Management has contractually agreed to waive and/or reimburse other expenses and any applicable share class-specific expenses (excluding (i) for all Funds, acquired fund fees and expenses, interest, taxes, brokerage expenses, fees in connection with ReFlow Fund, LLC liquidity program ("ReFlow"), extraordinary expenses, and certain proxy expenses, (ii) for all Funds except Alger Emerging Markets Fund, custody fees, and (iii) for Alger Emerging Markets Fund and Alger Responsible Investing Fund, dividend expense on short sales and net borrowing costs, each to the extent applicable) through October 31, 2026 to the extent necessary to limit such expenses to the rates listed in the table below, based on average daily net assets. For the avoidance of doubt, this contractual agreement does not include advisory fees. On October 22, 2024, the Board approved exclusion of all costs related to the August 16, 2024 joint special meeting of shareholders from the expense reimbursement with Alger Management.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	CLASS					FEES WAIVED / REIMBURSED FOR THE SIX MONTHS ENDED APRIL 30, 2025
	A	C	I	Y	Z
Alger Spectra Fund	— %	— %	— %	0.28%	0.34%	$279,202
Alger Dynamic Opportunities Fund	0.80	1.55	—	—	0.55	0
Alger Emerging Markets Fund	0.80	1.55	0.70	—	0.24	49,888
Alger Responsible Investing Fund	0.38	—	0.38	—	0.24	37,838

Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Investment Manager if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the six months ended April 30, 2025, the recoupments made by the Alger Spectra Fund to the Investment Manager was $149,543. Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund did not make recoupments to the Investment Manager.
In addition, effective April 3, 2025, Alger Management began voluntarily waiving fees owed to it by, or reimbursing expenses of, Alger Spectra Fund in an amount corresponding to the total expense ratio borne by the Alger Spectra Fund as an investor in any underlying Alger Management-sponsored fund.  For the six months ended April 30, 2025, Alger Management voluntarily waived $851 of such fees.
(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution/Shareholder Servicing Fees: The Trust has adopted distribution plans for its Class A, Class C and Class I shares pursuant to which each Fund pays Fred Alger & Company, LLC, each Fund's distributor and an affiliate of the Investment Manager (the "Distributor" or "Alger LLC"), a fee at the annual rate of 0.25% of the average daily net assets of the Class A and Class I shares and 1.00% of the average daily net assets of the Class C shares to compensate Alger LLC for its activities and expenses incurred in distributing and/or administering the Fund's shares and/or shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger LLC.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(d) Sales Charges: Sales of shares of the Funds may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of a Fund. For the six months ended April 30, 2025, contingent deferred sales charges imposed, all of which were retained by Alger LLC, were as follows:

CONTINGENT DEFERRED SALES CHARGES
Alger Spectra Fund	$2,723
Alger Dynamic Opportunities Fund	—
Alger Emerging Markets Fund	—
Alger Responsible Investing Fund	—
(e) Brokerage Commissions: During the six months ended April 30, 2025, Alger Spectra Fund, Alger Dynamic Opportunities Fund, and Alger Responsible Investing Fund paid Alger LLC $151,857, $55,906, and $899, respectively, in connection with securities transactions. For the six months ended April 30, 2025, there were no brokerage commissions paid by Alger Emerging Markets Fund to Alger LLC.
(f) Shareholder Administrative Fees: The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for liaising with, and providing administrative oversight of, the Trust's transfer agent, and for other related services. The Funds compensate Alger Management at the annual rate of 0.0165% of their respective average daily net assets for the Class A and Class C shares and 0.01% of their respective average daily net assets for the Class I, Class Y and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate Fund, subject to certain limitations, as approved by the Board. For the six months ended April 30, 2025, Alger Management charged back to Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund, $401,556, $11,280, $1,976 and $17,508, respectively, for these services, which are included in transfer agent fees in the accompanying Statements of Operations.
(g) Trustee Fees: Effective January 1, 2025, each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Institutional Funds, The Alger Funds, The Alger Portfolios, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who are not members of the Audit Committee but attend Audit Committee meetings will receive a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
Prior to January 1, 2025, each Independent Trustee received a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings, the Chair of the Board received an additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(h) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood. For the six months ended April 30, 2025, there were no interfund trades.
(i) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of April 30, 2025.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the six months ended April 30, 2025, Alger Dynamic Opportunities Fund earned interfund loan interest income of $12,760, and Alger Dynamic Opportunities Fund  and Alger Responsible Investing Fund incurred interfund loan expenses of $794 and $2,669, respectively, which are included as interest income and interest expense, respectively, in the accompanying Statements of Operations.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At April 30, 2025, Alger Management and its affiliated entities owned the following shares:

	SHARE CLASS
	A	C	I	Y	Z
Alger Spectra Fund	—	—	—	—	528,564
Alger Dynamic Opportunities Fund	—	—	—	—	948,440
Alger Emerging Markets Fund	—	—	—	—	—
Alger Responsible Investing Fund	—	—	—	—	123,857
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, short-term securities, purchased options, OTC CFDs and short sales, for the six months ended April 30, 2025:

	PURCHASES	SALES
Alger Spectra Fund	$974,371,895	$1,178,342,400
Alger Dynamic Opportunities Fund	330,399,925	351,506,968
Alger Emerging Markets Fund	4,497,115	7,009,411
Alger Responsible Investing Fund	4,093,982	15,714,014
NOTE 5 — Borrowings:

The Funds may borrow from Bank of New York (the "Custodian") on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at April 30, 2025, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i). For the six months ended April 30, 2025, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Spectra Fund	$29,722	6.62%
Alger Dynamic Opportunities Fund	76,617	5.89
Alger Emerging Markets Fund	154	6.41
Alger Responsible Investing Fund	120,413	5.51
The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the six months ended April 30, 2025 by each Fund was as follows:

HIGHEST BORROWING
Alger Spectra Fund	$8,457,178
Alger Dynamic Opportunities Fund	4,931,253
Alger Emerging Markets Fund	42,601
Alger Responsible Investing Fund	2,078,000
NOTE 6 — Liquidity:

The Funds may participate in the ReFlow liquidity program. Pursuant to the program and subject to certain conditions, ReFlow provides participating Funds with a source of cash to meet net shareholder redemptions by purchasing Fund shares at NAV in an amount up to the value of the net shares redeemed from a Fund. Following the purchase of Fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, or at the end of a maximum holding period determined by ReFlow (currently at eight days), or at other times at a Fund's or ReFlow’s discretion.
While ReFlow holds a Fund’s shares, it has the same rights and privileges with respect to those shares as any other shareholder. However, investments in a Fund by ReFlow in connection with the ReFlow program are not subject to the Funds’ purchase and sale limitations. In the event a Fund uses the ReFlow liquidity program, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares. The fee is calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's investment objective, policies or anticipated performance. In accordance with U.S. federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow purchases a Fund’s lowest-cost share class at NAV and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in a Fund. When ReFlow redeems all or part of a position in a Fund, the Fund may pay all or a portion of such redemption in kind, as discussed in Note 7. ReFlow fees that were incurred

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

by the Funds during the period ended April 30, 2025 are recorded within the Statements of Operations as other expenses.
NOTE 7 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into separate classes. During the six months ended April 30, 2025 and the year ended October 31, 2024, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Spectra Fund
Class A:
Shares sold	1,695,629	$47,945,697	4,658,297	$107,560,313
Shares converted from Class C	15,349	448,135	197,030	4,569,570
Dividends reinvested	2,623,308	77,098,456	—	—
Shares redeemed	(4,680,359)	(129,674,324)	(10,410,203)	(247,622,487)
Net decrease	(346,073)	$(4,182,036)	(5,554,876)	$(135,492,604)
Class C:
Shares sold	314,964	$7,003,124	467,990	$8,666,476
Shares converted to Class A	(19,442)	(448,135)	(246,709)	(4,569,570)
Dividends reinvested	574,507	13,201,473	—	—
Shares redeemed	(1,352,338)	(29,876,592)	(4,901,306)	(89,182,588)
Net decrease	(482,309)	$(10,120,130)	(4,680,025)	$(85,085,682)
Class I:
Shares sold	113,302	$3,185,405	380,734	$9,213,928
Dividends reinvested	258,239	7,742,015	—	—
Shares redeemed	(1,083,455)	(31,362,112)	(1,923,673)	(44,441,584)
Net decrease	(711,914)	$(20,434,692)	(1,542,939)	$(35,227,656)
Class Y:
Shares sold	2,811,857	$85,609,997	501,639	$12,020,250
Dividends reinvested	21,441	681,809	—	—
Redemptions in kind*	(1,935,317)	(59,212,447)	—	—
Shares redeemed	(829,038)	(23,908,871)	(2,167,598)	(52,381,952)
Net increase (decrease)	68,943	$3,170,488	(1,665,959)	$(40,361,702)
Class Z:
Shares sold	4,286,526	$126,405,796	6,118,254	$154,272,653
Dividends reinvested	3,257,440	103,195,710	—	—
Shares redeemed	(7,790,167)	(237,369,160)	(19,363,446)	(480,122,029)
Net decrease	(246,201)	$(7,767,654)	(13,245,192)	$(325,849,376)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Dynamic Opportunities Fund
Class A:
Shares sold	65,039	$1,328,439	155,591	$2,831,457
Shares converted from Class C	—	—	57	902
Dividends reinvested	—	—	—	—
Shares redeemed	(223,075)	(4,603,266)	(823,858)	(14,756,674)
Net decrease	(158,036)	$(3,274,827)	(668,210)	$(11,924,315)
Class C:
Shares sold	44,383	$775,647	58,789	$983,799
Shares converted to Class A	—	—	(65)	(902)
Dividends reinvested	—	—	—	—
Shares redeemed	(43,120)	(786,437)	(279,614)	(4,382,864)
Net increase (decrease)	1,263	$(10,790)	(220,890)	$(3,399,967)
Class Z:
Shares sold	928,988	$19,933,355	2,084,122	$39,194,601
Dividends reinvested	—	—	—	—
Shares redeemed	(1,207,133)	(26,134,226)	(7,410,806)	(138,384,772)
Net decrease	(278,145)	$(6,200,871)	(5,326,684)	$(99,190,171)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Emerging Markets Fund
Class A:
Shares sold	43,569	$469,543	104,460	$1,109,300
Shares converted from Class C	—	—	152	1,548
Dividends reinvested	1,702	18,753	—	—
Shares redeemed	(46,931)	(508,231)	(69,328)	(732,001)
Net (decrease) increase	(1,660)	$(19,935)	35,284	$378,847
Class C:
Shares sold	9,889	$101,702	673	$6,299
Shares converted to Class A	—	—	(164)	(1,548)
Dividends reinvested	—	—	—	—
Shares redeemed	(17,070)	(170,288)	(80,683)	(779,706)
Net decrease	(7,181)	$(68,586)	(80,174)	$(774,955)
Class I:
Shares sold	5,492	$58,148	597	$5,900
Dividends reinvested	61	671	—	—
Shares redeemed	(12,788)	(137,185)	(89,424)	(859,336)
Net decrease	(7,235)	$(78,366)	(88,827)	$(853,436)
Class Z:
Shares sold	70,903	$784,055	234,974	$2,446,459
Dividends reinvested	6,953	78,222	2,533	25,858
Shares redeemed	(281,552)	(3,128,344)	(574,900)	(6,191,801)
Net decrease	(203,696)	$(2,266,067)	(337,393)	$(3,719,484)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Responsible Investing Fund
Class A:
Shares sold	91,424	$1,667,677	215,995	$3,488,961
Shares converted from Class C	—	—	6,866	113,288
Dividends reinvested	110,965	2,081,708	83,732	1,238,390
Shares redeemed	(351,650)	(6,161,304)	(551,832)	(9,040,912)
Net decrease	(149,261)	$(2,411,919)	(245,239)	$(4,200,273)
Class C:
Shares sold	5,407	$79,243	9,265	$122,559
Shares converted to Class A	—	—	(8,279)	(113,288)
Dividends reinvested	5,395	82,710	5,407	66,562
Shares redeemed	(17,124)	(252,633)	(60,469)	(821,506)
Net decrease	(6,322)	$(90,680)	(54,076)	$(745,673)
Class I:
Shares sold	18,281	$339,505	5,691	$98,507
Dividends reinvested	12,236	228,820	9,186	135,494
Shares redeemed	(48,316)	(816,772)	(60,769)	(984,992)
Net decrease	(17,799)	$(248,447)	(45,892)	$(750,991)
Class Z:
Shares sold	158,921	$3,045,431	506,696	$8,332,723
Dividends reinvested	77,242	1,507,759	61,174	938,406
Shares redeemed	(543,380)	(9,939,603)	(512,012)	(9,100,141)
Net (decrease) increase	(307,217)	$(5,386,413)	55,858	$170,988

*	Certain shareholders of the Fund redeemed shares in-kind.
Redemptions In-Kind: A Fund may make payment for Fund shares redeemed wholly or in part by transferring portfolio securities to shareholders. For the six months ended April 30, 2025, the Alger Spectra Fund had redemptions in-kind with total proceeds in the amount of $59,212,447. The net realized gains on these redemptions in-kind amounted to $38,455,666, which are not considered taxable for federal income tax purposes.
NOTE 8 — Income Tax Information:

At October 31, 2024, the Dynamic Opportunities Fund and the Alger Emerging Markets Fund, for federal income tax purposes, had capital loss carryforwards of $46,191,964 and $12,875,756, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until their utilization.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of April 30, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$552,491,696	$552,491,696	$—	$—
Consumer Discretionary	503,457,623	475,748,789	27,708,834	—
Consumer Staples	22,868,203	22,868,203	—	—
Energy	21,214,179	21,214,179	—	—
Financials	135,273,511	135,273,511	—	—
Health Care	175,195,874	175,195,874	—	—
Industrials	301,354,326	292,224,291	9,130,035	—
Information Technology	1,518,864,166	1,518,864,166	—	—
Materials	25,771,956	25,771,956	—	—
Utilities	105,447,894	105,447,894	—	—
TOTAL COMMON STOCKS	$3,361,939,428	$3,325,100,559	$36,838,869	$—
EXCHANGE TRADED FUNDS	2,308,155	2,308,155	—	—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
Information Technology	54,877,493	—	—	54,877,493
TOTAL PREFERRED STOCKS	$54,877,493	$—	$—	$54,877,493
REAL ESTATE INVESTMENT TRUST
Real Estate	29,016,743	29,016,743	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	7,791,795	—	—	7,791,795
SHORT-TERM INVESTMENTS
Money Market Funds	257,611	257,611	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,456,191,225	$3,356,683,068	$36,838,869	$62,669,288

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$(3,907,014)	$(3,907,014)	$—	$—
Consumer Discretionary	(10,149,112)	(10,149,112)	—	—
Consumer Staples	(18,775,460)	(18,775,460)	—	—
Energy	(3,498,097)	(3,498,097)	—	—
Financials	(6,352,047)	(6,352,047)	—	—
Health Care	(29,484,104)	(29,484,104)	—	—
Industrials	(32,343,272)	(32,343,272)	—	—
Information Technology	(54,284,295)	(54,284,295)	—	—
Materials	(12,695,651)	(12,695,651)	—	—
TOTAL COMMON STOCKS	$(171,489,052)	$(171,489,052)	$—	$—
EXCHANGE TRADED FUNDS
Market Indices	(86,493,114)	(86,493,114)	—	—
Energy	(5,077,779)	(5,077,779)	—	—
Information Technology	(7,206,019)	(7,206,019)	—	—
TOTAL EXCHANGE TRADED FUNDS	$(98,776,912)	$(98,776,912)	$—	$—
TOTAL SECURITIES SOLD SHORT	$(270,265,964)	$(270,265,964)	$—	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$22,972,921	$22,972,921	$—	$—
Consumer Discretionary	15,156,647	15,156,647	—	—
Energy	201,044	201,044	—	—
Financials	11,803,434	11,803,434	—	—
Health Care	20,885,426	20,759,956	—	125,470
Industrials	30,968,789	30,968,789	—	—
Information Technology	34,012,950	34,012,950	—	—
Real Estate	4,685,247	4,685,247	—	—
Utilities	1,818,932	1,818,932	—	—
TOTAL COMMON STOCKS	$142,505,390	$142,379,920	$—	$125,470
PREFERRED STOCKS
Health Care	780,671 [1]	—	—	780,671 [1]
Information Technology	1,977,481	—	—	1,977,481
TOTAL PREFERRED STOCKS	$2,758,152	$—	$—	$2,758,152
REAL ESTATE INVESTMENT TRUST
Real Estate	2,130,435	2,130,435	—	—
RIGHTS
Health Care	— [2]	—	—	— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	963,765	—	—	963,765
SHORT-TERM INVESTMENTS
Money Market Funds	13,237,694	13,237,694	—	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Treasury Obligations	$14,954,283	$14,954,283	$—	$—
TOTAL SHORT-TERM INVESTMENTS	$28,191,977	$28,191,977	$—	$—
PURCHASED OPTIONS
Communication Services	199,930	199,930	—	—
Exchange Traded Options - Purchased	676,598	676,598	—	—
TOTAL PURCHASED OPTIONS	$876,528	$876,528	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$177,426,247	$173,578,860	$—	$3,847,387
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
OTC Contracts for difference	52,359	—	52,359	—
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	(3,123,199)	(3,123,199)	—	—
Consumer Discretionary	(9,162,753)	(9,162,753)	—	—
Consumer Staples	(3,665,108)	(3,665,108)	—	—
Exchange Traded Funds	(3,805,230)	(3,805,230)	—	—
Financials	(3,887,986)	(3,887,986)	—	—
Health Care	(9,744,865)	(9,744,865)	—	—
Industrials	(4,962,105)	(4,962,105)	—	—
Information Technology	(12,678,941)	(12,678,941)	—	—
Market Indices	(10,386,658)	(10,386,658)	—	—
Materials	(873,622)	(873,622)	—	—
Real Estate	(197,949)	(197,949)	—	—
TOTAL COMMON STOCKS	$(62,488,416)	$(62,488,416)	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	(409,573)	(409,573)	—	—
TOTAL SECURITIES SOLD SHORT	$(62,897,989)	$(62,897,989)	$—	$—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
OTC Contracts for difference	(199,015)	—	(199,015)	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,704,551	$—	$1,704,551	$—
Consumer Discretionary	2,688,896	1,077,608	1,611,288	—
Consumer Staples	1,232,903	865,120	367,783	—
Financials	1,817,008	821,017	995,991	—
Health Care	1,441,804	—	1,441,804	—
Industrials	2,136,630	471,033	1,665,597	—
Information Technology	4,101,345	206,362	3,894,983	—
Real Estate	739,366	—	739,366	—
TOTAL COMMON STOCKS	$15,862,503	$3,441,140	$12,421,363	$—
SHORT-TERM INVESTMENTS
Money Market Funds	227,736	227,736	—	—
TOTAL INVESTMENTS IN SECURITIES	$16,090,239	$3,668,876	$12,421,363	$—

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,207,608	$8,207,608	$—	$—
Consumer Discretionary	10,430,683	10,430,683	—	—
Consumer Staples	799,032	799,032	—	—
Financials	6,479,774	6,479,774	—	—
Health Care	4,544,142	4,544,142	—	—
Industrials	5,128,122	5,128,122	—	—
Information Technology	39,178,693	39,178,693	—	—
Materials	962,632	962,632	—	—
Utilities	1,047,666	1,047,666	—	—
TOTAL COMMON STOCKS	$76,778,352	$76,778,352	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,261,492	1,261,492	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	119,134	119,134	—	—
TOTAL INVESTMENTS IN SECURITIES	$78,158,978	$78,158,978	$—	$—

[1]
Each of Alger Spectra Fund's and Alger Dynamic Opportunities Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.

[2]	Alger Dynamic Opportunities Fund's holdings of Tolero CDR rights are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2024	$16,953,271*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,663,301)
Purchases and Sales/Distributions
Purchases	39,587,523
Sales/Distributions	—
Closing balance at April 30, 2025	54,877,493*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(1,663,301)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$10,361,871
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,570,076)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	7,791,795
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(2,570,076)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2024	$3,067,033
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,941,563)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	125,470
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(2,941,563)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2024	$2,976,151*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(217,999)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	2,758,152*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(217,999)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2024	$39,094
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(39,094)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(39,094)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,281,657
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(317,892)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	963,765
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$(317,892)

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of April 30, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value April 30, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Spectra Fund
Preferred Stocks	$54,877,493	Market Approach	Revenue Multiple	7.00x-22.88x	15.53x
	—**	Income Approach	Discount Rate	100%	N/A*
Special Purpose Vehicle	7,791,795	Market Approach	Revenue Multiple	7.00x	N/A*
Alger Dynamic Opportunities Fund
Common Stocks	125,470	Market Approach	Revenue Multiple	1.33x	N/A*
Preferred Stocks	2,758,152	Market Approach	Revenue Multiple	1.33x-22.88x	16.11x
	—**	Income Approach	Discount Rate	100%	N/A*
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A*
Special Purpose Vehicle	963,765	Market Approach	Revenue Multiple	7.00x	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.
***	Tolero CDR rights are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the six months ended April 30, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 10 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the six months ended April 30, 2025, options were used in accordance with these objectives.
The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.  The purchased options included on the Statements of Assets and Liabilities are exchange traded and not subject to offsetting.
For the six months ended April 30, 2025, Alger Spectra Fund had option purchases of $4,073 and option sales of $0. The average notional volume of contracts for purchased options and written options for the six months ended April 30, 2025 was $60,214 and $0, respectively. Options were held during one month of the period. For the six months ended April 30, 2025, Alger Dynamic Opportunities Fund had option purchases of $1,834,315 and option sales of $1,800,960. The average notional volume of contracts for purchased options and written options for the six months ended April 30, 2025 was $12,908,533 and $6,578,278, respectively. Options were held during six months of the period.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The effect of derivative instruments on the accompanying Statements of Operations for the six months ended April 30, 2025, is as follows:

NET REALIZED GAIN/(LOSS) ON OPTIONS
Alger Spectra Fund

Purchased Options(a)	$(4,073)
Written Options	$56,230
Total	$52,157
Alger Dynamic Opportunities Fund

Purchased Options(a)	$571,270
Written Options	$309,263
Total	$880,533

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON OPTIONS
Alger Dynamic Opportunities Fund
Purchased Options(a)	$(507,850)
Total	$(507,850)

(a)	Equity price contracts
Contracts for Difference — The Funds may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, a basket of stocks, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

	ASSET DERIVATIVES April 30, 2025		LIABILITY DERIVATIVES April 30, 2025
Alger Dynamic Opportunities Fund

OTC CFDs(a)	Assets Fair Value	$52,359	Liabilities Fair Value	$(199,015)
Total		$52,359		$(199,015)
(a) Equity priced contracts
For the six months ended April 30, 2025, the average monthly notional amount of OTC CFDs for Alger Dynamic Opportunities Fund was $876,745. OTC CFDs were held during six months of the period. The effect of OTC CFDs on the accompanying Statement of Operations for the April 30, 2025 was as follows:

NET REALIZED GAIN/(LOSS) ON CFDs
Alger Dynamic Opportunities Fund
OTC CFDs(a)	$128,122
Total	$128,122
(a) Equity priced contracts

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON CFDs
Alger Dynamic Opportunities Fund
OTC CFDs(a)	$(726,804)
Total	$(726,804)
(a) Equity priced contracts
Disclosure about Offsetting Assets and Liabilities — In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, the Investment Manager may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement may give a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

liabilities in the Statements of Assets and Liabilities across the transactions between a Fund and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of a Fund’s credit risk to such counterparty equal to any amounts payable by a Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.
Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, as a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at April 30, 2025 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of April 30, 2025:

Alger Dynamic Opportunities Fund
	Assets	Liabilities
	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
OTC CFDs(a)	$52,359	$(199,015)
Total	$52,359	$(199,015)
(a) Equity priced contracts
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of April 30, 2025:

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund

Counterparty	Gross Amounts of Recognized Assets (Liabilities) Presented in the Statements of Assets and Liabilities(a)	Financial Instruments Available for Offset	Collateral Pledged (Received)(b)	Net Amount(c) (Not Less than $0)
BNP Paribas	$52,359	$—	$(52,359)	$—
Goldman Sachs & Co.	$(199,015)	$—	$199,015	$—
Total	$(146,656)	$—	$146,656	$—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
NOTE 11 — Principal Risks:

Alger Spectra Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Short sales could increase market exposure, magnifying losses and increasing volatility. Leverage increases volatility in both up and down markets and its costs may exceed the returns of borrowed securities. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Dynamic Opportunities Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Options and short sales could increase market exposure, magnifying losses and increasing volatility. Assets may be invested in Financial Derivatives Instruments (FDIs) such as CFDs or options, which involve risks including possible counterparty default, illiquidity, and the risk of losses greater than if they had not been used. Issuers of convertible securities may be more sensitive to economic changes. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Leverage increases volatility in both up and down markets and its costs may exceed the returns of borrowed securities. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Emerging Markets Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities, Frontier Markets, and Emerging Markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Responsible Investing Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. The environmental, social and governance investment criteria may limit the number of investment opportunities available, and as a result, returns may be lower than vehicles not subject to such considerations. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
NOTE 12 — Affiliated Securities:

During the six months ended April 30, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the six months ended April 30, 2025 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at April 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2025
Alger Spectra Fund
EXCHANGE TRADED FUNDS
Alger Concentrated Equity ETF	—	99,000	—	99,000	$—	$—	$114,592	$2,308,155
Preferred Stocks
Prosetta Biosciences, Inc., Series D	2,912,012	—	—	2,912,012	—	—	(13,104,054)	—
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A	—	—	—	—	—	—	(1,584,072)	4,802,490
Crosslink Ventures C, LLC, Cl. B	—	—	—	—	—	—	(986,004)	2,989,305
Total	2,912,012	99,000	—	3,011,012	$—	$—	$(15,559,538)	$10,099,950

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at April 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at April 30, 2025
Alger Dynamic Opportunities Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A	—	—	—	—	$—	$—	$(199,356)	$604,395
Crosslink Ventures C, LLC, Cl. B	—	—	—	—	—	—	(118,536)	359,370
Total	—	—	—	—	$—	$—	$(317,892)	$963,765
NOTE 13 — Subsequent Events:

Management of each Fund has evaluated events that have occurred subsequent to April 30, 2025, through the issuance date of the Financial Statements. On May 20, 2025, the Board approved a contractual waiver agreement by Alger Management to waive fees owed to it by, or reimburse expenses of, Alger Spectra Fund, in an amount corresponding to the total expense ratio borne by the Alger Spectra Fund as an investor in any Alger Management-sponsored fund. No other material events have been identified which require recognition and/or disclosure.

THE ALGER FUNDS II
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such

THE ALGER FUNDS II
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER FUNDS II

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Advisers

Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Funds II. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

AFIISAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 23, 2025

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	June 23, 2025